UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway
, Short Hills, NJ 07078-2705
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(210)912-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Mutual
Series Funds
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Mutual Beacon Fund
Franklin Mutual Financial Services Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Formerly, Franklin Mutual European Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin Mutual Beacon Fund 2
Franklin Mutual Financial Services Fund 7
Franklin Mutual Global Discovery Fund 12
Franklin Mutual International Value Fund 17
Franklin Mutual Quest Fund 22
Franklin Mutual Shares Fund 27
Financial Highlights and Schedules of Investments 32
Financial Statements 89
Notes to Financial Statements 100
Shareholder Information 132
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
This semiannual report for Franklin Mutual Beacon Fund
covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
to predominantly in equity securities of U.S. and foreign
companies that we believe are available at market prices
less than their fundamental value. The equity securities in
which the Fund invests are primarily common stock, with a
current focus on mid- and large-cap companies. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest a substantial portion, potentially up to 100% of
its assets, in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +7.59% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s benchmark, the MSCI World Value
Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +3.98% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
6/30/23
% of Total
Net Assets
United States 60.6%
United Kingdom 10.0%
Switzerland 6.7%
France 5.7%
Netherlands 3.4%
Germany 3.1%
Singapore 2.9%
Australia 2.3%
Japan 2.0%
Other
*
0.0%
Short-Term Investments & Other Net Assets 3.3%
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Pharmaceuticals 11.5%
Banks 9.8%
Textiles, Apparel & Luxury Goods 5.2%
Health Care Equipment & Supplies 4.0%
Oil, Gas & Consumable Fuels 3.7%
Beverages 3.4%
Household Products 3.3%
Capital Markets 3.3%
Media 3.2%
Diversified Telecommunication Services 3.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.
*Rounds to less than 0.1%

Franklin Mutual Beacon Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual
Beacon Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Mandana Hormozi
Aman Gupta, CFA
Portfolio Management Team
Top 10 Holdings
6/30/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.2%
Banks, United States
Medtronic plc 4.0%
Health Care Equipment & Supplies, United
States
BP plc 3.7%
Oil, Gas & Consumable Fuels, United Kingdom
Novartis AG 3.6%
Pharmaceuticals, Switzerland
Heineken NV 3.4%
Beverages, Netherlands
Reckitt Benckiser Group plc 3.3%
Household Products, United Kingdom
BlackRock, Inc. 3.3%
Capital Markets, United States
Charter Communications, Inc. 3.2%
Media, United States
Deutsche Telekom AG 3.1%
Diversified Telecommunication Services,
Germany
Hartford Financial Services Group, Inc. (The) 3.1%
Insurance, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin Mutual Beacon Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /30/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
Z
6-Month +7.59% +7.59%
1-Year +9.97% +9.97%
5-Year +34.85% +6.16%
10-Year +105.19% +7.45%
A

6-Month +7.40% +1.46%
1-Year +9.60% +3.59%
5-Year +33.10% +4.69%
10-Year +99.88% +6.57%
See page 5 for Performance Summary footnotes.

Franklin Mutual Beacon Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased vola-
tility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses

Share Class
Z 0.77%
A 1.02%

Your Fund’s Expenses
Franklin Mutual Beacon Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,075.90 $3.96 $1,020.98 $3.86 0.77%
A $1,000 $1,074.00 $5.24 $1,019.74 $5.11 1.02%
C $1,000 $1,069.80 $9.08 $1,016.02 $8.84 1.77%
R $1,000 $1,073.00 $6.52 $1,018.50 $6.35 1.27%
R6 $1,000 $1,075.90 $3.67 $1,021.26 $3.57 0.71%

franklintempleton.com
Semiannual Report
Franklin Mutual Financial Services Fund
This semiannual report for Franklin Mutual Financial
Services Fund covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
Under normal market conditions, the Fund invests at least
80% of its net assets in securities of financial services
companies that we believe are available at market prices
less than their fundamental value. The Fund invests primarily in undervalued equity securities, mainly common stocks
with a substantial focus on mid- and large cap companies
and may invest a significant portion of its equity portfolio in small-cap companies. To a significantly lesser extent, the
Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest in
foreign securities without limit. The Geographic Composition table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a -2.99% cumulative
total return for the six months ended June 30, 2023. For
comparison, the Fund’s primary benchmark, the MSCI World
Financials Index-NR (USD), which captures large- and
mid-cap financials sector representation across developed
market countries, posted a +3.32% cumulative total return.
1
Also for comparison, the Standard & Poor’s
®
500 (S&P
500
®
) Financials Index, which consists of all financial stocks
in the S&P 500
®
, posted a -0.53% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Geographic Composition
6/30/23
% of Total
Net Assets
United States 58.8%
Netherlands 10.6%
Ireland 5.7%
Jordan 3.6%
Italy 3.2%
France 2.9%
Germany 2.7%
Spain 1.9%
China 1.6%
United Kingdom 1.5%
Austria 1.1%
Singapore 1.0%
Short-Term Investments & Other Net Assets 5.4%
Portfolio Composition
6/30/23
% of Total
Net Assets
Banks 34.1%
Insurance 29.2%
Financial Services 10.4%
Capital Markets 5.3%
Real Estate Management & Development 3.3%
Consumer Finance 3.3%
Household Durables 3.2%
Trading Companies & Distributors 2.5%
Professional Services 1.9%
Office REITs 1.4%
Short-Term Investments & Other Net Assets 5.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
44
.

Franklin Mutual Financial Services Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual Financial
Services Fund. We look forward to continuing to serve your
investment needs.
Andrew Dinnhaupt, CFA
Luis Hernandez
Portfolio Managers
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Voya Financial, Inc. 4.8%
Financial Services, United States
Everest Re Group Ltd. 4.5%
Insurance, United States
ASR Nederland NV 4.2%
Insurance, Netherlands
Hartford Financial Services Group, Inc. (The) 4.1%
Insurance, United States
JPMorgan Chase & Co. 4.0%
Banks, United States
International General Insurance Holdings Ltd. 3.6%
Insurance, Jordan
NN Group NV 3.4%
Insurance, Netherlands
Capital One Financial Corp. 3.3%
Consumer Finance, United States
Cairn Homes plc 3.3%
Household Durables, Ireland
UniCredit SpA 3.2%
Banks, Italy

Performance Summary as of June 30, 2023
Franklin Mutual Financial Services Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /3 0 /2 3
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month -2.99% -2.99%
1-Year +6.07% +6.07%
5-Year +11.57% +2.21%
10-Year +84.94% +6.34%
A
4
6-Month -3.11% -8.46%
1-Year +5.83% -0.01%
5-Year +10.22% +0.82%
10-Year +80.23% +5.47%
See page 10 for Performance Summary footnotes.

Franklin Mutual Financial Services Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
Z 1.06%
A 1.31%

Your Fund’s Expenses
Franklin Mutual Financial Services Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $970.10 $5.19 $1,019.53 $5.32 1.06%
A $1,000 $968.90 $6.40 $1,018.29 $6.56 1.31%
C $1,000 $965.40 $10.04 $1,014.58 $10.29 2.06%
R6 $1,000 $970.70 $4.87 $1,019.86 $4.99 1.00%

franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery Fund
This semiannual report for Franklin Mutual Global Discovery
Fund covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest a substantial portion, potentially up to
100% of its assets, in foreign securities and participations in foreign government debt. The Geographic Composition
table on this page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +11.08% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s benchmark, the MSCI World Value
Index-NR (USD), which measures the performance of
stocks exhibiting overall value style characteristics in global developed markets, posted a +3.98% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Geographic Composition
6/30/23
% of Total
Net Assets
United States 54.1%
Germany 8.2%
France 7.3%
Japan 6.7%
United Kingdom 5.6%
Netherlands 3.8%
Switzerland 2.6%
Israel 2.4%
Ireland 2.1%
South Korea 1.8%
Singapore 1.7%
Australia 1.5%
Other
*
0.0%
Short-Term Investments & Other Net Assets 2.2%
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Pharmaceuticals 7.8%
Health Care Providers & Services 7.3%
Oil, Gas & Consumable Fuels 5.8%
Banks 5.6%
Financial Services 5.5%
Insurance 5.4%
Food Products 3.7%
Entertainment 3.5%
Trading Companies & Distributors 3.3%
Semiconductors & Semiconductor Equipment 2.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
52
.
*Rounds to less than 0.1%.

Franklin Mutual Global Discovery Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual Global
Discovery Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Management Team
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Novartis AG 2.6%
Pharmaceuticals, Switzerland
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
Capital One Financial Corp. 2.2%
Consumer Finance, United States
Covestro AG 2.2%
Chemicals, Germany
BP plc 2.1%
Oil, Gas & Consumable Fuels, United Kingdom
Charter Communications, Inc. 2.1%
Media, United States
JPMorgan Chase & Co. 2.1%
Banks, United States
AerCap Holdings NV 2.1%
Trading Companies & Distributors, Ireland
General Motors Co. 2.1%
Automobiles, United States

Performance Summary as of June 30, 2023
Franklin Mutual Global Discovery Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month +11.08%
4
+11.08%
4
1-Year +16.89% +16.89%
5-Year +36.74% +6.46%
10-Year +93.39% +6.82%
A
5
6-Month +10.93%
4
+4.83%
1-Year +16.60% +10.19%
5-Year +35.05% +5.00%
10-Year +88.42% +5.94%
See page 15 for Performance Summary footnotes.

Franklin Mutual Global Discovery Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased vola-
tility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contractual agreement, which cannot be terminated prior to 4/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
Z 0.95%
A 1.20%

Your Fund’s Expenses
Franklin Mutual Global Discovery Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,110.80 $5.08 $1,019.99 $4.86 0.97%
A $1,000 $1,109.30 $6.38 $1,018.75 $6.11 1.22%
C $1,000 $1,105.30 $10.28 $1,015.03 $9.84 1.97%
R $1,000 $1,108.50 $7.68 $1,017.51 $7.35 1.47%
R6 $1,000 $1,111.20 $4.66 $1,020.38 $4.46 0.89%

franklintempleton.com
Semiannual Report
Franklin Mutual International Value Fund
Formerly, Franklin Mutual European Fund
This semiannual report for Franklin Mutual International
Value Fund covers the period ended June 30, 2023. Effective
May 1, 2023, Franklin Mutual European Fund changed its
name to Franklin Mutual International Value Fund. The Fund
also changed its primary benchmark, investment strategy,
and lowered its management fee and expenses.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. Its secondary goal is income.
The Fund normally invests at least 80% of its net assets
in securities of issuers outside the United States, which
we believe are available at market prices less than their
fundamental value. The Fund invests the equity portion of
its portfolio primarily to predominantly in mid- and large-
cap companies. To a lesser extent, the Fund also invests
in merger arbitrage securities and the debt and equity of
distressed companies. The Fund also may invest up to 25%
of its total assets in securities from emerging markets. The
Geographic Composition table on this page lists the leading
countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +10.56% cumulative
total return for the six months ended June 30, 2023. For
comparison, the Fund’s new primary benchmark, the
MSCI EAFE Value Index-NR (Unhedged), which measures
the performance of large and mid-cap stocks exhibiting
overall value style characteristics across developed market
countries around the world, excluding the U.S. and Canada,
posted a +9.28% cumulative total return,
1
while its old
primary benchmark, the MSCI Europe Value Index-NR
(Local Currency), which measures the performance of stocks
exhibiting overall value style characteristics in European
developed markets, posted a +7.27% cumulative total
return.
2
The Fund’s secondary benchmark, the MSCI Europe
Value Index-NR (USD), posted a +10.33% cumulative total
return.
2
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 19 .
Geographic Composition
6/30/23
% of Total
Net Assets
Japan 18.5%
Germany 15.1%
Netherlands 14.2%
France 11.6%
United Kingdom 8.2%
Switzerland 4.1%
United States 3.9%
Italy 3.8%
South Korea 3.3%
Singapore 3.3%
Australia 3.0%
Ireland 2.1%
Israel 2.0%
Canada 1.6%
China 1.5%
Belgium 1.1%
Short-Term Investments & Other Net Assets 2.7%
1. Source: FactSet.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
62
.

Franklin Mutual International Value Fund

franklintempleton.com
Semiannual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Effective May 1, 2023, Timothy Rankin was added as a
Portfolio Manager of the Fund.
Thank you for your participation in Franklin Mutual
International Value Fund. We look forward to continuing to
serve your investment needs.
Mandana Hormozi
Co-Lead Portfolio Manager
Todd Ostrow
Co-Lead Portfolio Manager
Katrina Dudley, CFA
Timothy Rankin, CFA
Portfolio Managers
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Banks 11.5%
Oil, Gas & Consumable Fuels 8.2%
Diversified Telecommunication Services 6.7%
Insurance 5.1%
Pharmaceuticals 4.9%
Automobile Components 4.4%
Aerospace & Defense 4.4%
Beverages 3.5%
Technology Hardware, Storage & Peripherals 3.3%
Metals & Mining 3.0%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Shell plc 3.6%
Oil, Gas & Consumable Fuels, Netherlands
Denso Corp. 3.5%
Automobile Components, Japan
Samsung Electronics Co. Ltd. 3.3%
Technology Hardware, Storage & Peripherals,
South Korea
DBS Group Holdings Ltd. 3.3%
Banks, Singapore
BNP Paribas SA 3.2%
Banks, France
Rio Tinto plc 3.0%
Metals & Mining, Australia
BP plc 3.0%
Oil, Gas & Consumable Fuels, United Kingdom
Covestro AG 2.9%
Chemicals, Germany
NN Group NV 2.8%
Insurance, Netherlands
UniCredit SpA 2.6%
Banks, Italy

Performance Summary as of June 30, 2023
Franklin Mutual International Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /3 0 /23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month +10.56%
4
+10.56%
4
1-Year +19.54% +19.54%
5-Year +32.56% +5.80%
10-Year +69.97% +5.45%
A
5
6-Month +10.41%
4
+4.36%
1-Year +19.22% +12.68%
5-Year +30.90% +4.35%
10-Year +65.56% +4.58%
See page 20 for Performance Summary footnotes.

Franklin Mutual International Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Z 0.95% 1.00%
A 1.20% 1.25%

Your Fund’s Expenses
Franklin Mutual International Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
3. Effective May 1, 2023, the expense waivers for Classes Z, A, C, R and R6 changed and the new annualized net expense ratios for each class were: Class Z 0.95%,
Class A 1.20%, Class C 1.95%, Class R 1.45% and Class R6 0.91%. Had such expense waivers been in effect for the full period, the Actual expenses paid for each class would have been: Z $4.96, A $6.26, C $10.15, R $7.56 and R6 $4.75, and the Hypothetical expenses paid for each share class would have been: Z $4.76, A $6.01, C $9.74,
R $7.25 and R6 $4.56.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2,3
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2,3
a
Net
Annualized
Expense
Ratio
2,3
Z $1,000 $1,105.60 $5.24 $1,019.82 $5.02 1.00%
A $1,000 $1,104.10 $6.54 $1,018.58 $6.27 1.25%
C $1,000 $1,100.10 $10.43 $1,014.86 $10.01 2.00%
R $1,000 $1,102.70 $7.83 $1,017.34 $7.52 1.50%
R6 $1,000 $1,105.70 $4.89 $1,020.16 $4.69 0.94%

franklintempleton.com
Semiannual Report
Franklin Mutual Quest Fund
This semiannual report for Franklin Mutual Quest Fund
covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may occasionally
be short term. The secondary goal is income. Under normal
market conditions, the Fund invests substantially to primarily in equity securities of U.S. and foreign companies that
we believe are available at market prices less than their
fundamental value. The equity securities in which the Fund
invests are primarily common stock, with a current focus on
mid- and large-cap companies. To a lesser extent, the Fund
also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest a
substantial portion, potentially up to 100% of its assets, in foreign securities and participations in foreign government
debt. The Geographic Composition table on this page lists
the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +0.93% cumulative
total return for the six months ended June 30, 2023. In
comparison, the Fund’s primary benchmark, the blended
70% MSCI World Value Index-NR (USD) + 30% Bloomberg
U.S. Corporate High Yield Index (Blended Benchmark),
posted a +4.43% cumulative total return.
1
Also for
comparison, the Fund’s secondary benchmark, the MSCI
World Value Index-NR (USD), which is designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets, posted a
+3.98% cumulative total return.
2
Additionally, the Fund’s
third benchmark, the Bloomberg U.S. Corporate High Yield
Index, which measures the performance of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market,
defined as the middle or lower ratings of Moody’s, Standard
& Poor’s and Fitch (Ba1/BB+/BB+ or below), posted a
+5.38% cumulative total return.
2
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 24 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
6/30/23
% of Total
Net Assets
United States 63.4%
United Kingdom 5.6%
Netherlands 4.1%
Germany 3.0%
Israel 2.4%
Switzerland 1.4%
China 1.2%
Australia 1.1%
Japan 1.1%
Canada 1.0%
Other 0.6%
Short-Term Investments & Other Net Assets 15.1%
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Insurance 8.5%
Pharmaceuticals 8.0%
Software 7.0%
Health Care Providers & Services 6.8%
Media 5.6%
Oil, Gas & Consumable Fuels 5.0%
Communications Equipment 4.8%
Entertainment 3.7%
Financial Services 3.6%
Tobacco 2.9%
1. Source: FactSet. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
71
.

Franklin Mutual Quest Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual
Quest Fund. We look forward to continuing to serve your
investment needs.
Keith Luh, CFA
Andrew Dinnhaupt, CFA
Portfolio Managers
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Sorenson Communications LLC 4.1%
Communications Equipment, United States
British American Tobacco plc 2.9%
Tobacco, United Kingdom
Horizon Therapeutics plc 2.6%
Biotechnology, United States
Veritas US, Inc. / Veritas Bermuda Ltd. 2.5%
Software, United States
Elevance Health, Inc. 2.5%
Health Care Providers & Services, United States
Bausch Health Cos., Inc. 2.4%
Pharmaceuticals, United States
Activision Blizzard, Inc. 2.4%
Entertainment, United States
Staples, Inc. 2.3%
Specialty Retail, United States
Charter Communications, Inc. 2.2%
Media, United States
Check Point Software Technologies Ltd. 1.9%
Software, Israel

Performance Summary as of June 30, 2023
Franklin Mutual Quest Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6 /3 0 /2 3
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month +0.93% +0.93%
1-Year +2.05% +2.05%
5-Year +4.25% +0.84%
10-Year +47.37% +3.95%
A
4
6-Month +0.86% -4.67%
1-Year +1.81% -3.78%
5-Year +2.99% -0.54%
10-Year +43.62% +3.10%
See page 25 for Performance Summary footnotes.

Franklin Mutual Quest Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
Z 0.78%
A 1.03%

Your Fund’s Expenses
Franklin Mutual Quest Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,009.30 $4.12 $1,020.70 $4.14 0.83%
A $1,000 $1,008.60 $5.36 $1,019.46 $5.39 1.08%
C $1,000 $1,004.70 $9.07 $1,015.74 $9.12 1.83%
R $1,000 $1,007.20 $6.60 $1,018.22 $6.64 1.33%
R6 $1,000 $1,010.00 $3.88 $1,020.93 $3.90 0.78%

franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
This semiannual report for Franklin Mutual Shares Fund
covers the period ended June 30 , 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation, which may
occasionally be short term. The secondary goal is income.
Under normal market conditions, the Fund invests primarily
in equity securities of U.S. and foreign companies that
we believe are available at market prices less than their
fundamental value. The equity securities in which the Fund
invests are primarily common stock, with a current focus on
mid- and large-cap companies, and the remaining portion in
smaller companies. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of
distressed companies. The Fund may invest up to 35% of
its assets in foreign securities and participations in foreign government debt. The Geographic Composition table on this
page lists the leading countries where the Fund invests.
Performance Overview
The Fund’s Class Z shares posted a +5.47% cumulative
total return for the six months ended June 30, 2023. For
comparison, the Fund’s benchmark, the Russell 1000
®
Value Index, which measures the performance of the large-
cap value segment of the U.S. equity universe, posted a
+5.12% cumulative total return for the period under review.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 29 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Geographic Composition
*
6/30/23
% of Total
Net Assets
United States 89.4%
United Kingdom 3.8%
Switzerland 2.3%
Other
†,‡
0.0%
Short-Term Investments & Other Net Assets 4.5%
*
The Fund held 6.1% of total net assets in foreign securities.
†
Rounds to less than 0.1%.
‡
Includes financial instruments determined to have no value.
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Pharmaceuticals 7.8%
Financial Services 6.5%
Oil, Gas & Consumable Fuels 5.9%
Software 5.6%
Health Care Providers & Services 5.4%
Banks 5.0%
Entertainment 4.1%
Professional Services 4.1%
Media 3.9%
Insurance 3.4%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 3.0%
Banks, United States
Fiserv, Inc. 2.8%
Financial Services, United States
Meta Platforms, Inc. 2.5%
Interactive Media & Services, United States
CBRE Group, Inc. 2.5%
Real Estate Management & Development,
United States
Schlumberger NV 2.3%
Energy Equipment & Services, United States
Novartis AG 2.3%
Pharmaceuticals, Switzerland
Tapestry, Inc. 2.3%
Textiles, Apparel & Luxury Goods, United States
Flex Ltd. 2.3%
Electronic Equipment, Instruments &
Components, United States
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
Kraft Heinz Co. (The) 2.2%
Food Products, United States
1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a
trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
84
.

Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
Effective December 31, 2022, Debbie A. Turner stepped off
the Fund as Assistant Portfolio Manager.
Thank you for your participation in Franklin Mutual
Shares Fund. We look forward to continuing to serve your
investment needs.
Christian Correa, CFA
Grace Hoefig
Portfolio Managers

Performance Summary as of June 30, 2023
Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; For other share classes, visit franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Z
6-Month +5.47% +5.47%
1-Year +12.13% +12.13%
5-Year +26.50% +4.81%
10-Year +85.80% +6.39%
A
4
6-Month +5.32% -0.46%
1-Year +11.88% +5.72%
5-Year +24.92% +3.38%
10-Year +81.01% +5.51%
See page 30 for Performance Summary footnotes.

Franklin Mutual Shares Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
Z 0.75%
A 1.00%

Your Fund’s Expenses
Franklin Mutual Shares Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Z $1,000 $1,054.70 $3.84 $1,021.06 $3.78 0.75%
A $1,000 $1,053.20 $5.11 $1,019.82 $5.03 1.00%
C $1,000 $1,049.20 $8.91 $1,016.10 $8.77 1.75%
R $1,000 $1,052.10 $6.38 $1,018.58 $6.28 1.25%
R6 $1,000 $1,054.70 $3.60 $1,021.29 $3.54 0.71%

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.37 $17.96 $16.48 $16.40 $13.76 $16.61
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.28 0.26 0.51
c
0.33 0.29
Net realized and unrealized gains (losses) 0.89 (2.45) 2.45 0.12 3.06 (1.68)
Total from investment operations ........ 1.09 (2.17) 2.71 0.63 3.39 (1.39)
Less distributions from:
Net investment income .............. — (0.23) (0.37) (0.45) (0.36) (0.31)
Net realized gains ................. — (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ................... — (1.42) (1.23) (0.55) (0.75) (1.46)
Net asset value, end of period .......... $15.46 $14.37 $17.96 $16.48 $16.40 $13.76
Total return
d
....................... 7.59% (11.67)% 16.68% 4.08% 24.96% (8.24)%
Ratios to average net assets
e
Expenses
f,g
........................ 0.77% 0.77% 0.81% 0.82% 0.81%
h
0.80%
h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
0.01% 0.02% 0.02% 0.01%
Net investment income ............... 2.65% 1.73% 1.41% 3.56%
c
2.11% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $2,069,093 $2,010,947 $2,508,213 $2,320,077 $2,600,744 $2,271,217
Portfolio turnover rate ................ 23.03% 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.19 $17.76 $16.30 $16.24 $13.63 $16.47
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.23 0.21 0.47
c
0.29 0.25
Net realized and unrealized gains (losses) 0.87 (2.42) 2.43 0.10 3.03 (1.67)
Total from investment operations ........ 1.05 (2.19) 2.64 0.57 3.32 (1.42)
Less distributions from:
Net investment income .............. — (0.19) (0.32) (0.41) (0.32) (0.27)
Net realized gains ................. — (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ................... — (1.38) (1.18) (0.51) (0.71) (1.42)
Net asset value, end of period .......... $15.24 $14.19 $17.76 $16.30 $16.24 $13.63
Total return
d
....................... 7.40% (11.91)% 16.46% 3.75% 24.69% (8.49)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.02% 1.02% 1.06% 1.07% 1.06%
h
1.05%
h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
0.01% 0.02% 0.02% 0.01%
Net investment income ............... 2.40% 1.48% 1.16% 3.32%
c
1.86% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $819,489 $798,281 $987,817 $893,378 $1,028,482 $890,294
Portfolio turnover rate ................ 23.03% 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.32 $17.88 $16.37 $16.29 $13.65 $16.34
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.12 0.08 0.39
c
0.17 0.13
Net realized and unrealized gains (losses) 0.88 (2.43) 2.43 0.06 3.04 (1.65)
Total from investment operations ........ 1.00 (2.31) 2.51 0.45 3.21 (1.52)
Less distributions from:
Net investment income .............. — (0.06) (0.14) (0.27) (0.18) (0.02)
Net realized gains ................. — (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ................... — (1.25) (1.00) (0.37) (0.57) (1.17)
Net asset value, end of period .......... $15.32 $14.32 $17.88 $16.37 $16.29 $13.65
Total return
d
....................... 6.98% (12.55)% 15.55% 2.96% 23.74% (9.19)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.77% 1.77% 1.80% 1.82% 1.81%
h
1.80%
h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
0.01% 0.02% 0.02% 0.01%
Net investment income ............... 1.62% 0.75% 0.43% 2.75%
c
1.11% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $17,746 $18,813 $27,853 $35,273 $52,620 $59,828
Portfolio turnover rate ................ 23.03% 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.97 $17.51 $16.09 $16.03 $13.46 $16.28
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.19 0.16 0.44
c
0.24 0.20
Net realized and unrealized gains (losses) 0.86 (2.38) 2.40 0.09 3.01 (1.64)
Total from investment operations ........ 1.02 (2.19) 2.56 0.53 3.25 (1.44)
Less distributions from:
Net investment income .............. — (0.16) (0.28) (0.37) (0.29) (0.23)
Net realized gains ................. — (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ................... — (1.35) (1.14) (0.47) (0.68) (1.38)
Net asset value, end of period .......... $14.99 $13.97 $17.51 $16.09 $16.03 $13.46
Total return
d
....................... 7.30% (12.08)% 16.12% 3.49% 24.33% (8.65)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.27% 1.27% 1.31% 1.32% 1.31%
h
1.30%
h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
0.01% 0.02% 0.02% 0.01%
Net investment income ............... 2.14% 1.22% 0.92% 3.16%
c
1.61% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $1,194 $1,329 $1,388 $1,262 $1,769 $1,662
Portfolio turnover rate ................ 23.03% 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.37 $17.96 $16.47 $16.40 $13.75 $16.60
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.30 0.26 0.53
c
0.34 0.30
Net realized and unrealized gains (losses) 0.89 (2.46) 2.47 0.10 3.07 (1.68)
Total from investment operations ........ 1.09 (2.16) 2.73 0.63 3.41 (1.38)
Less distributions from:
Net investment income .............. — (0.24) (0.38) (0.46) (0.37) (0.32)
Net realized gains ................. — (1.19) (0.86) (0.10) (0.39) (1.15)
Total distributions ................... — (1.43) (1.24) (0.56) (0.76) (1.47)
Net asset value, end of period .......... $15.46 $14.37 $17.96 $16.47 $16.40 $13.75
Total return
d
....................... 7.59% (11.61)% 16.83% 4.08% 25.13% (8.18)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.73% 0.71% 0.77% 0.78% 0.76% 0.75%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.71% 0.70% 0.75% 0.75% 0.74% 0.73%
Expenses - incurred in connection with
securities sold short ................. —% —%
h
0.01% 0.02% 0.02% 0.01%
Net investment income ............... 2.61% 1.83% 1.39% 3.67%
c
2.18% 1.84%
Supplemental data
Net assets, end of period (000’s) ........ $90,567 $101,313 $151,226 $70,839 $90,220 $79,358
Portfolio turnover rate ................ 23.03% 49.68% 40.89% 42.37% 30.72% 47.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 3.1%
Airbus SE ........................................... France 635,949 $ 91,955,038
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B ............................ United States 367,543 65,882,083
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 90,775
Banks 9.8%
BNP Paribas SA ...................................... France 1,247,577 78,736,753
DBS Group Holdings Ltd. ............................... Singapore 3,781,657 88,315,478
JPMorgan Chase & Co. ................................. United States 871,018 126,680,858
293,733,089
Beverages 3.4%
Heineken NV ........................................ Netherlands 976,984 100,478,928
Building Products 3.0%
Johnson Controls International plc ......................... United States 1,316,811 89,727,502
Capital Markets 3.3%
BlackRock, Inc. ....................................... United States 140,708 97,248,927
Consumer Staples Distribution & Retail 2.0%
Seven & i Holdings Co. Ltd. .............................. Japan 1,394,536 60,255,320
Containers & Packaging 2.2%
International Paper Co. ................................. United States 2,107,492 67,039,321
Diversified Telecommunication Services 3.1%
Deutsche Telekom AG .................................. Germany 4,316,623 94,190,940
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 1,427,510 70,119,291
Entertainment 2.0%
b
Activision Blizzard, Inc. ................................. United States 700,303 59,035,543
Financial Services 2.8%
Global Payments, Inc. .................................. United States 848,564 83,600,525
Health Care Equipment & Supplies 4.0%
Medtronic plc ........................................ United States 1,354,332 119,316,649
Health Care Providers & Services 2.3%
Elevance Health, Inc. .................................. United States 154,910 68,824,964
Household Products 3.3%
Reckitt Benckiser Group plc ............................. United Kingdom 1,330,606 99,996,193
Insurance 3.1%
Hartford Financial Services Group, Inc. (The) ................ United States 1,293,495 93,157,510
Interactive Media & Services 2.9%
b
Meta Platforms, Inc., A ................................. United States 307,091 88,128,975
Machinery 3.1%
Parker-Hannifin Corp. .................................. United States 235,646 91,911,366
Media 3.2%
b
Charter Communications, Inc., A .......................... United States 264,440 97,147,323
Metals & Mining 2.3%
Rio Tinto plc ......................................... Australia 1,104,246 70,174,508

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 3.7%
BP plc .............................................. United Kingdom 18,946,438 $ 110,313,321
Personal Care Products 3.0%
Haleon plc .......................................... United States 22,026,752 90,408,133
Pharmaceuticals 11.5%
Eli Lilly & Co. ........................................ United States 145,255 68,121,690
GSK plc ............................................ United States 5,236,438 92,803,097
Merck & Co., Inc. ..................................... United States 637,237 73,530,777
Novartis AG, ADR ..................................... Switzerland 1,076,476 108,627,193
343,082,757
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 3,003,199 66,070,378
Software 1.9%
Gen Digital, Inc. ...................................... United States 3,047,595 56,532,887
Textiles, Apparel & Luxury Goods 5.2%
Cie Financiere Richemont SA ............................ Switzerland 546,897 92,905,495
Tapestry, Inc. ........................................ United States 1,456,949 62,357,417
155,262,912
Tobacco 2.9%
British American Tobacco plc ............................. United Kingdom 2,650,689 88,070,323
Trading Companies & Distributors 2.9%
Ferguson plc ......................................... United States 550,578 86,611,425
Total Common Stocks (Cost $2,274,482,764) ....................................
2,898,366,906
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,274,482,764) .............................
2,898,366,906
a
Short Term Investments 4.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.3%
e
FHLB, 7/03/23 ....................................... United States 127,500,000 127,500,000
Total U.S. Government and Agency Securities (Cost $127,466,000) ................
127,500,000
Total Short Term Investments (Cost $127,466,000 ) ...............................
127,500,000
a
Total Investments (Cost $2,401,948,764) 101.0% ................................
$3,025,866,906
Other Assets, less Liabilities (1.0)% ...........................................
(27,778,310)
Net Assets 100.0% ...........................................................
$2,998,088,596

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on page 131 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.72 $25.51 $20.89 $22.78 $19.46 $24.14
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.61 0.46 0.18 0.38 0.38
c
Net realized and unrealized gains (losses) (1.06) (1.83) 4.54 (1.72) 3.38 (4.37)
Total from investment operations ........ (0.71) (1.22) 5.00 (1.54) 3.76 (3.99)
Less distributions from:
Net investment income .............. — (0.57) (0.38) (0.35) (0.44) (0.17)
Net realized gains ................. — — — — — (0.52)
Total distributions ................... — (0.57) (0.38) (0.35) (0.44) (0.69)
Net asset value, end of period .......... $23.01 $23.72 $25.51 $20.89 $22.78 $19.46
Total return
d
....................... (2.99)% (4.76)% 23.98% (6.70)% 19.32% (16.49)%
Ratios to average net assets
e
Expenses
f
......................... 1.06%
g
1.06%
g
1.12%
g
1.14%
g
1.10% 1.09%
g
Net investment income ............... 3.00% 2.54% 1.87% 0.99% 1.80% 1.61%
c
Supplemental data
Net assets, end of period (000’s) ........ $105,760 $114,507 $128,352 $104,183 $139,189 $142,212
Portfolio turnover rate ................ 13.47% 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.80 $25.59 $20.95 $22.85 $19.52 $24.21
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.55 0.40 0.26 0.33 0.31
c
Net realized and unrealized gains (losses) (1.06) (1.83) 4.56 (1.86) 3.38 (4.36)
Total from investment operations ........ (0.74) (1.28) 4.96 (1.60) 3.71 (4.05)
Less distributions from:
Net investment income .............. — (0.51) (0.32) (0.30) (0.38) (0.12)
Net realized gains ................. — — — — — (0.52)
Total distributions ................... — (0.51) (0.32) (0.30) (0.38) (0.64)
Net asset value, end of period .......... $23.06 $23.80 $25.59 $20.95 $22.85 $19.52
Total return
d
....................... (3.11)% (4.99)% 23.70% (6.95)% 19.06% (16.72)%
Ratios to average net assets
e
Expenses
f
......................... 1.31%
g
1.31%
g
1.37%
g
1.39%
g
1.35% 1.34%
g
Net investment income ............... 2.73% 2.30% 1.62% 1.42% 1.55% 1.36%
c
Supplemental data
Net assets, end of period (000’s) ........ $209,145 $230,921 $259,203 $209,222 $278,968 $298,878
Portfolio turnover rate ................ 13.47% 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.68 $25.41 $20.78 $22.65 $19.32 $24.08
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.38 0.20 0.12 0.18 0.15
c
Net realized and unrealized gains (losses) (1.04) (1.83) 4.52 (1.86) 3.32 (4.33)
Total from investment operations ........ (0.82) (1.45) 4.72 (1.74) 3.50 (4.18)
Less distributions from:
Net investment income .............. — (0.28) (0.09) (0.13) (0.17) (0.06)
Net realized gains ................. — — — — — (0.52)
Total distributions ................... — (0.28) (0.09) (0.13) (0.17) (0.58)
Net asset value, end of period .......... $22.86 $23.68 $25.41 $20.78 $22.65 $19.32
Total return
d
....................... (3.46)% (5.71)% 22.74% (7.66)% 18.15% (17.35)%
Ratios to average net assets
e
Expenses
f
......................... 2.06%
g
2.07%
g
2.12%
g
2.14%
g
2.10% 2.09%
g
Net investment income ............... 1.92% 1.58% 0.83% 0.69% 0.80% 0.61%
c
Supplemental data
Net assets, end of period (000’s) ........ $14,590 $18,260 $25,503 $27,498 $46,132 $58,610
Portfolio turnover rate ................ 13.47% 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.88 $25.68 $21.03 $22.93 $19.58 $24.30
Income from investment operations
a
:
Net investment income
b
............. 0.38 0.62 0.47 0.33 0.42 0.41
c
Net realized and unrealized gains (losses) (1.08) (1.82) 4.58 (1.85) 3.40 (4.41)
Total from investment operations ........ (0.70) (1.20) 5.05 (1.52) 3.82 (4.00)
Less distributions from:
Net investment income .............. — (0.60) (0.40) (0.38) (0.47) (0.20)
Net realized gains ................. — — — — — (0.52)
Total distributions ................... — (0.60) (0.40) (0.38) (0.47) (0.72)
Net asset value, end of period .......... $23.18 $23.88 $25.68 $21.03 $22.93 $19.58
Total return
d
....................... (2.93)% (4.66)% 24.09% (6.57)% 19.51% (16.41)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.08% 1.19% 1.16% 1.05% 1.06%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.00% 0.95% 1.02% 1.02% 0.97% 0.97%
Net investment income ............... 3.28% 2.55% 1.89% 1.83% 1.93% 1.73%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,439 $2,086 $2,995 $2,191 $2,931 $3,371
Portfolio turnover rate ................ 13.47% 31.16% 28.64% 28.18% 17.06% 33.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Financial Services Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.6%
Banks 34.1%
a
AB&T Financial Corp. .................................. United States 226,100 $ 118,307
Bank of America Corp. ................................. United States 204,796 5,875,597
b
BAWAG Group AG, 144A, Reg S .......................... Austria 77,389 3,568,127
BNP Paribas SA ...................................... France 151,062 9,533,786
CaixaBank SA ........................................ Spain 1,525,110 6,318,065
Citizens Financial Group, Inc. ............................ United States 368,317 9,605,707
Columbia Banking System, Inc. ........................... United States 472,815 9,588,688
DBS Group Holdings Ltd. ............................... Singapore 147,729 3,450,011
ING Groep NV ....................................... Netherlands 727,182 9,804,473
JPMorgan Chase & Co. ................................. United States 90,930 13,224,859
PNC Financial Services Group, Inc. (The) ................... United States 74,409 9,371,814
Primis Financial Corp. .................................. United States 393,187 3,310,635
Synovus Financial Corp. ................................ United States 278,537 8,425,744
UniCredit SpA ........................................ Italy 463,323 10,774,903
Wells Fargo & Co. ..................................... United States 242,145 10,334,749
113,305,465
Capital Markets 5.3%
BlackRock, Inc. ....................................... United States 12,709 8,783,698
Deutsche Bank AG .................................... Germany 855,644 8,996,012
17,779,710
Consumer Finance 3.3%
Capital One Financial Corp. ............................. United States 99,374 10,868,534
Financial Services 10.4%
c
Fiserv, Inc. .......................................... United States 79,647 10,047,469
Global Payments, Inc. .................................. United States 87,569 8,627,298
Voya Financial, Inc. .................................... United States 220,359 15,801,944
34,476,711
Household Durables 3.2%
Cairn Homes plc ...................................... Ireland 8,521,149 10,789,393
Insurance 29.2%
ASR Nederland NV .................................... Netherlands 309,174 13,946,106
c
BRP Group, Inc., A .................................... United States 53,266 1,319,932
China Pacific Insurance Group Co. Ltd., H ................... China 2,084,821 5,412,431
Conduit Holdings Ltd. .................................. United States 1,667,976 9,765,499
Everest Re Group Ltd. ................................. United States 43,470 14,860,654
Hartford Financial Services Group, Inc. (The) ................ United States 186,963 13,465,075
International General Insurance Holdings Ltd. ................ Jordan 1,335,093 11,922,381
MetLife, Inc. ......................................... United States 138,895 7,851,734
NN Group NV ........................................ Netherlands 307,559 11,386,158
Willis Towers Watson plc ................................ United States 29,372 6,917,106
96,847,076
Office REITs 1.4%
Vornado Realty Trust ................................... United States 249,971 4,534,474
Professional Services 1.9%
SS&C Technologies Holdings, Inc. ......................... United States 103,672 6,282,523
Real Estate Management & Development 3.3%
c
CBRE Group, Inc., A ................................... United States 42,882 3,461,006
c
Cushman & Wakefield plc ............................... United States 333,883 2,731,163
Savills plc ........................................... United Kingdom 449,657 4,860,179
11,052,348

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 3 0, 2023 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 2.5%
c
AerCap Holdings NV ................................... Ireland 129,347 $ 8,216,122
Total Common Stocks (Cost $280,756,590) .....................................
314,152,356
Short Term Investments 4.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.9%
d
FHLB, 7/03/23 ....................................... United States 16,400,000 16,400,000
Total U.S. Government and Agency Securities (Cost $16,395,627) .................
16,400,000
Total Short Term Investments (Cost $16,395,627 ) ................................
16,400,000
a
Total Investments (Cost $297,152,217) 99.5% ...................................
$330,552,356
Other Assets, less Liabilities 0.5% .............................................
1,381,988
Net Assets 100.0% ...........................................................
$331,934,344
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 12 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$3,568,127, representing 1.1% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,488,575 9/18/23 $ (111,888)
Foreign Exchange GBP/USD ................... Short 56 4,444,650 9/18/23 (36,538)
Total Futures Contracts ...................................................................... $(148,426)
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
See Note 11 regarding other derivative information.
See Abbreviations on page 131 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 10,194,503 11,230,876 7/11/23 $ 102,017 $ —
Euro ............. HSBK Sell 1,635,094 1,802,717 7/11/23 18,856 (1,094)
Euro ............. UBSW Sell 10,763,082 11,845,124 7/11/23 97,889 (2,316)
British Pound ...... BOFA Buy 306,712 383,852 7/17/23 5,704 —
British Pound ...... HSBK Buy 172,847 214,517 7/17/23 5,016 —
British Pound ...... UBSW Buy 2,553,000 3,197,059 7/17/23 45,512 —
British Pound ...... UBSW Sell 8,736,849 10,968,603 7/17/23 — (128,087)
Total Forward Exchange Contracts ................................................... $274,994 $(131,497)
Net unrealized appreciation (depreciation) ............................................ $143,497
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.18 $31.58 $28.77 $31.19 $26.86 $32.42
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.59
c
0.42 0.96
d
0.67 0.58
Net realized and unrealized gains (losses) 2.68 (2.20) 5.15 (2.38) 5.91 (4.13)
Total from investment operations ........ 3.00 (1.61) 5.57 (1.42) 6.58 (3.55)
Less distributions from:
Net investment income .............. — (0.56) (0.81) (0.83) (0.70) (0.64)
Net realized gains ................. — (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ................... — (2.79) (2.76) (1.00) (2.25) (2.01)
Net asset value, end of period .......... $30.18 $27.18 $31.58 $28.77 $31.19 $26.86
Total return
e
....................... 11.04% (4.70)% 19.67% (4.38)% 24.70% (10.78)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.97% 0.95% 1.04% 1.03% 1.00% 0.97%
Expenses net of waiver and payments by
affiliates
g , h
......................... 0.97% 0.95%
i
1.02% 1.03%
i
1.00%
i
0.97%
i
Expenses - incurred in connection with
securities sold short ................. —%
j
—%
j
0.02% 0.01% 0.02% —%
j
Net investment income ............... 2.24% 1.98%
c
1.28% 3.66%
d
2.20% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $3,039,487 $2,857,597 $3,355,158 $3,274,956 $5,176,787 $5,114,274
Portfolio turnover rate ................ 19.39% 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.44 $30.81 $28.12 $30.51 $26.32 $31.80
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.50
c
0.33 0.86
d
0.58 0.49
Net realized and unrealized gains (losses) 2.60 (2.15) 5.04 (2.32) 5.78 (4.04)
Total from investment operations ........ 2.88 (1.65) 5.37 (1.46) 6.36 (3.55)
Less distributions from:
Net investment income .............. — (0.49) (0.73) (0.76) (0.62) (0.56)
Net realized gains ................. — (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ................... — (2.72) (2.68) (0.93) (2.17) (1.93)
Net asset value, end of period .......... $29.32 $26.44 $30.81 $28.12 $30.51 $26.32
Total return
e
....................... 10.89% (4.95)% 19.40% (4.61)% 24.37% (10.99)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.22% 1.20% 1.29% 1.28% 1.25% 1.22%
Expenses net of waiver and payments by
affiliates
g , h
......................... 1.22% 1.20%
i
1.27% 1.28%
i
1.25%
i
1.22%
i
Expenses - incurred in connection with
securities sold short ................. —%
j
—%
j
0.02% 0.01% 0.02% —%
j
Net investment income ............... 1.99% 1.72%
c
1.03% 3.39%
d
1.95% 1.57%
Supplemental data
Net assets, end of period (000’s) ........ $5,033,345 $4,749,259 $5,618,446 $5,358,016 $7,683,644 $7,461,444
Portfolio turnover rate ................ 19.39% 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.60 $30.92 $28.12 $30.46 $26.25 $31.44
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.28
c
0.09 0.67
d
0.36 0.26
Net realized and unrealized gains (losses) 2.61 (2.13) 5.04 (2.34) 5.74 (3.98)
Total from investment operations ........ 2.78 (1.85) 5.13 (1.67) 6.10 (3.72)
Less distributions from:
Net investment income .............. — (0.24) (0.38) (0.50) (0.34) (0.10)
Net realized gains ................. — (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ................... — (2.47) (2.33) (0.67) (1.89) (1.47)
Net asset value, end of period .......... $29.38 $26.60 $30.92 $28.12 $30.46 $26.25
Total return
e
....................... 10.45% (5.63)% 18.50% (5.32)% 23.43% (11.70)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.97% 1.95% 2.04% 2.03% 2.00% 1.97%
Expenses net of waiver and payments by
affiliates
g , h
......................... 1.97% 1.95%
i
2.02% 2.03%
i
2.00%
i
1.97%
i
Expenses - incurred in connection with
securities sold short ................. —%
j
—%
j
0.02% 0.01% 0.02% —%
j
Net investment income ............... 1.20% 0.97%
c
0.29% 2.66%
d
1.20% 0.82%
Supplemental data
Net assets, end of period (000’s) ........ $197,801 $221,344 $335,605 $494,606 $872,717 $1,054,412
Portfolio turnover rate ................ 19.39% 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.00 $30.34 $27.70 $30.08 $25.97 $31.37
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.42
c
0.24 0.78
d
0.50 0.41
Net realized and unrealized gains (losses) 2.56 (2.11) 4.97 (2.29) 5.69 (3.97)
Total from investment operations ........ 2.80 (1.69) 5.21 (1.51) 6.19 (3.56)
Less distributions from:
Net investment income .............. — (0.42) (0.62) (0.70) (0.53) (0.47)
Net realized gains ................. — (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ................... — (2.65) (2.57) (0.87) (2.08) (1.84)
Net asset value, end of period .......... $28.80 $26.00 $30.34 $27.70 $30.08 $25.97
Total return
e
....................... 10.77% (5.17)% 19.10% (4.87)% 24.09% (11.24)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.47% 1.45% 1.54% 1.53% 1.50% 1.47%
Expenses net of waiver and payments by
affiliates
g , h
......................... 1.47% 1.45%
i
1.52% 1.53%
i
1.50%
i
1.47%
i
Expenses - incurred in connection with
securities sold short ................. —%
j
—%
j
0.02% 0.01% 0.02% —%
j
Net investment income ............... 1.74% 1.47%
c
0.79% 3.13%
d
1.70% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $113,849 $109,826 $136,983 $175,393 $251,089 $274,086
Portfolio turnover rate ................ 19.39% 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.16 $31.57 $28.75 $31.17 $26.85 $32.41
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.62
c
0.44 0.97
d
0.70 0.62
Net realized and unrealized gains (losses) 2.68 (2.21) 5.18 (2.35) 5.90 (4.13)
Total from investment operations ........ 3.01 (1.59) 5.62 (1.38) 6.60 (3.51)
Less distributions from:
Net investment income .............. — (0.59) (0.85) (0.87) (0.73) (0.68)
Net realized gains ................. — (2.23) (1.95) (0.17) (1.55) (1.37)
Total distributions ................... — (2.82) (2.80) (1.04) (2.28) (2.05)
Net asset value, end of period .......... $30.17 $27.16 $31.57 $28.75 $31.17 $26.85
Total return
e
....................... 11.08% (4.65)% 19.84% (4.27)% 24.80% (10.67)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.89% 0.86% 0.95% 0.92% 0.90% 0.88%
Expenses net of waiver and payments by
affiliates
g , h
......................... 0.89% 0.86%
i
0.92% 0.92%
i
0.89% 0.87%
Expenses - incurred in connection with
securities sold short ................. —%
j
—%
j
0.02% 0.01% 0.02% —%
j
Net investment income ............... 2.33% 2.07%
c
1.35% 3.73%
d
2.31% 1.92%
Supplemental data
Net assets, end of period (000’s) ........ $565,154 $525,379 $653,091 $843,143 $1,295,457 $1,418,812
Portfolio turnover rate ................ 19.39% 53.26% 40.67% 17.25% 14.08% 14.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.6%
Airbus SE ........................................... France 1,016,566 $ 146,990,349
Automobile Components 2.0%
Denso Corp. ......................................... Japan 2,661,712 179,563,045
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 121,809
179,684,854
Automobiles 2.1%
General Motors Co. .................................... United States 4,768,010 183,854,466
Banks 5.6%
BNP Paribas SA ...................................... France 2,505,920 158,152,966
DBS Group Holdings Ltd. ............................... Singapore 6,566,367 153,348,609
JPMorgan Chase & Co. ................................. United States 1,283,420 186,660,605
498,162,180
Biotechnology 0.8%
b
Horizon Therapeutics plc ................................ United States 695,456 71,527,650
Building Products 1.7%
Johnson Controls International plc ......................... United States 2,282,367 155,520,487
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 207,617 143,492,413
Chemicals 2.2%
b,d
Covestro AG, 144A, Reg S .............................. Germany 3,735,206 194,370,612
Consumer Finance 2.2%
Capital One Financial Corp. ............................. United States 1,809,287 197,881,719
Consumer Staples Distribution & Retail 1.2%
Seven & i Holdings Co. Ltd. .............................. Japan 2,564,546 110,809,286
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 10,734,020 234,221,852
Electrical Equipment 1.7%
Mitsubishi Electric Corp. ................................ Japan 10,631,796 150,320,907
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 3,538,450 173,808,664
Entertainment 3.5%
b
Activision Blizzard, Inc. ................................. United States 2,077,381 175,123,218
b
Walt Disney Co. (The) .................................. United States 1,577,824 140,868,127
315,991,345
Financial Services 5.5%
b
Fiserv, Inc. .......................................... United States 1,380,750 174,181,612
Global Payments, Inc. .................................. United States 1,533,256 151,056,381
Voya Financial, Inc. .................................... United States 2,284,522 163,823,073
489,061,066
Food Products 3.7%
Danone SA .......................................... France 2,805,972 171,975,395
Kraft Heinz Co. (The) .................................. United States 4,503,331 159,868,250
331,843,645
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 2,263,951 199,454,083

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 2,631,984 $ 181,949,054
Elevance Health, Inc. .................................. United States 385,559 171,300,008
Fresenius SE & Co. KGaA ............................... Germany 5,940,043 164,772,680
Humana, Inc. ........................................ United States 295,099 131,947,616
649,969,358
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 1,073,162 130,593,084
Household Products 1.6%
Reckitt Benckiser Group plc ............................. United Kingdom 1,869,156 140,468,692
Industrial Conglomerates 1.5%
Siemens AG ......................................... Germany 816,007 136,041,530
Insurance 5.4%
Everest Re Group Ltd. ................................. United States 468,636 160,207,903
NN Group NV ........................................ Netherlands 4,664,045 172,667,863
Willis Towers Watson plc ................................ United States 649,099 152,862,815
485,738,581
Interactive Media & Services 1.5%
b
Meta Platforms, Inc., A ................................. United States 475,542 136,471,043
IT Services 2.0%
Capgemini SE ........................................ France 918,365 173,901,505
Machinery 1.7%
Parker-Hannifin Corp. .................................. United States 383,148 149,443,046
Media 2.1%
b
Charter Communications, Inc., A .......................... United States 510,181 187,425,194
Metals & Mining 1.5%
Rio Tinto plc ......................................... Australia 2,095,517 133,169,488
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United Kingdom 32,258,588 187,821,689
Shell plc ............................................ Netherlands 5,657,101 168,760,861
Williams Cos., Inc. (The) ................................ United States 5,057,500 165,026,225
521,608,775
Personal Care Products 1.9%
Haleon plc .......................................... United States 40,841,580 167,633,022
Pharmaceuticals 7.4%
Eli Lilly & Co. ........................................ United States 283,824 133,107,780
GSK plc ............................................ United States 9,653,704 171,088,367
Merck & Co., Inc. ..................................... United States 1,080,291 124,654,778
Novartis AG, ADR ..................................... Switzerland 2,335,621 235,687,515
664,538,440
Real Estate Management & Development 1.9%
b
CBRE Group, Inc., A ................................... United States 2,065,293 166,689,798
Semiconductors & Semiconductor Equipment 2.7%
b
Renesas Electronics Corp. .............................. Japan 8,456,214 159,610,453
b
Tower Semiconductor Ltd. ............................... Israel 2,107,861 79,086,944
238,697,397

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.5%
b
Check Point Software Technologies Ltd. .................... Israel 1,078,359 $ 135,463,458
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. ............................ South Korea 3,124,651 172,063,986
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 5,092,568 169,202,840
Trading Companies & Distributors 3.3%
b
AerCap Holdings NV ................................... Ireland 2,910,228 184,857,683
Ferguson plc ......................................... United States 710,268 111,732,259
296,589,942
Total Common Stocks (Cost $6,817,648,894) ....................................
8,632,704,757
Principal
Amount
*
Corporate Bonds 0.5%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 28,653,888
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 8,563,168
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 1,126,860
38,343,916
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 8,153,000 6,627,049
Total Corporate Bonds (Cost $58,104,184) ......................................
44,970,965
e
Senior Floating Rate Interests 0.8%
Commercial Services & Supplies 0.5%
f,g
Neptune BidCo US, Inc. , First Lien, CME Term Loan, A , 9.754% ,
( 3-month SOFR + 4.75% ), 10/11/28 ...................... United States 48,811,000 42,496,077
Professional Services 0.3%
f,g
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.75% , ( 1-month USD
LIBOR + 3.5% ), 6/02/28 ............................... United States 35,998,161 32,587,335
Total Senior Floating Rate Interests (Cost $74,523,234) ..........................
75,083,412
Shares
a
Companies in Liquidation 0.0%
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,950,276,312) .............................
8,752,759,134
a
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.6%
i
FHLB, 7/03/23 ....................................... United States 218,500,000 218,500,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
i
U.S. Treasury Bills ,
7/06/23 ........................................... United States 4,000,000 $ 3,998,352
7/13/23 ........................................... United States 5,000,000 4,993,054
8/03/23 ........................................... United States 5,000,000 4,978,004
13,969,410
Total U.S. Government and Agency Securities (Cost $232,410,333) ................
232,469,410
Total Short Term Investments (Cost $232,410,333 ) ...............................
232,469,410
a
Total Investments (Cost $7,182,686,645) 100.4% ................................
$8,985,228,544
Other Assets, less Liabilities (0.4)% ...........................................
(35,592,997)
Net Assets 100.0% ...........................................................
$8,949,635,547
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $239,341,577, representing 2.7% of net assets.
e
See Note 1(h) regarding senior floating rate interests.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following futures contracts outstanding. See Note (d).
At June 3 0 , 202 3 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,915 $ 262,187,438 9/18/23 $ (3,456,154)
Foreign Exchange GBP/USD ................... Short 335 26,588,531 9/18/23 (218,577)
Total Futures Contracts ...................................................................... $(3,674,731)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 13,810,614 15,023,597 7/11/23 $ 52,801 $ —
Euro ............. BOFA Sell 86,190,607 94,940,393 7/11/23 850,162 —
Euro ............. HSBK Buy 15,248,938 16,460,431 7/11/23 186,117 —
Euro ............. HSBK Sell 10,114,590 11,135,864 7/11/23 98,392 (4,150)
Euro ............. UBSW Buy 32,814,821 35,532,690 7/11/23 311,807 (22,102)
Euro ............. UBSW Sell 87,779,503 96,634,200 7/11/23 815,919 (6,473)
British Pound ...... BOFA Buy 1,285,466 1,620,240 7/17/23 12,433 —
British Pound ...... HSBK Buy 1,092,356 1,355,705 7/17/23 31,698 —
British Pound ...... HSBK Sell 995,190 1,241,531 7/17/23 — (22,462)
British Pound ...... UBSW Buy 1,176,383 1,474,141 7/17/23 19,986 —
British Pound ...... UBSW Sell 20,949,097 26,293,002 7/17/23 — (314,487)
Japanese Yen ...... UBSW Sell 36,444,581,405 266,646,432 8/17/23 12,280,055 —
South Korean Won .. HSBK Buy 10,268,401,203 8,047,336 11/10/23 — (194,022)
South Korean Won .. HSBK Sell 96,232,330,712 73,694,282 11/10/23 95,411 —
South Korean Won .. UBSW Sell 81,361,131,541 62,276,499 11/10/23 51,180 —
Total Forward Exchange Contracts ................................................... $14,805,961 $(563,696)
Net unrealized appreciation (depreciation) ............................................ $14,242,265
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 131 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.07 $21.91 $19.49 $21.31 $17.89 $20.93
Income from investment operations
a
:
Net investment income
b
............. 0.35 0.60 0.58 0.56
c
0.54 0.49
Net realized and unrealized gains (losses) 1.83 (0.74) 2.61 (1.92) 3.46 (2.80)
Total from investment operations ........ 2.18 (0.14) 3.19 (1.36) 4.00 (2.31)
Less distributions from:
Net investment income .............. — (0.70) (0.77) (0.46) (0.58) (0.73)
Net asset value, end of period .......... $23.25 $21.07 $21.91 $19.49 $21.31 $17.89
Total return
d
....................... 10.35% (0.51)% 16.49% (6.23)% 22.28% (11.12)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.00%
h
1.00%
h
1.07%
h
1.08%
h
1.04% 1.04%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —% —%
i
Net investment income ............... 3.16% 2.87% 2.71% 3.19%
c
2.77% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $446,999 $414,151 $457,644 $450,864 $789,012 $958,149
Portfolio turnover rate ................ 44.61% 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.41 $21.24 $18.91 $20.67 $17.37 $20.33
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.53 0.51 0.54
c
0.49 0.41
Net realized and unrealized gains (losses) 1.76 (0.72) 2.54 (1.91) 3.33 (2.69)
Total from investment operations ........ 2.07 (0.19) 3.05 (1.37) 3.82 (2.28)
Less distributions from:
Net investment income .............. — (0.64) (0.72) (0.39) (0.52) (0.68)
Net asset value, end of period .......... $22.48 $20.41 $21.24 $18.91 $20.67 $17.37
Total return
d
....................... 10.14% (0.73)% 16.23% (6.50)% 21.98% (11.29)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.25%
h
1.25%
h
1.32%
h
1.33%
h
1.29% 1.29%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —% —%
i
Net investment income ............... 2.91% 2.60% 2.45% 3.14%
c
2.52% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $278,114 $256,163 $281,685 $272,579 $512,218 $564,038
Portfolio turnover rate ................ 44.61% 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.83 $21.60 $19.17 $20.93 $17.56 $20.38
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.39 0.38 0.38
c
0.35 0.29
Net realized and unrealized gains (losses) 1.80 (0.73) 2.54 (1.90) 3.35 (2.72)
Total from investment operations ........ 2.02 (0.34) 2.92 (1.52) 3.70 (2.43)
Less distributions from:
Net investment income .............. — (0.43) (0.49) (0.24) (0.33) (0.39)
Net asset value, end of period .......... $22.85 $20.83 $21.60 $19.17 $20.93 $17.56
Total return
d
....................... 9.70% (1.42)% 15.32% (7.15)% 21.01% (11.96)%
Ratios to average net assets
e
Expenses
f ,g
........................ 2.00%
h
2.00%
h
2.07%
h
2.08%
h
2.04% 2.04%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —% —%
i
Net investment income ............... 1.99% 1.91% 1.83% 2.18%
c
1.77% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $10,911 $15,190 $24,236 $34,693 $61,743 $78,149
Portfolio turnover rate ................ 44.61% 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.90 $20.75 $18.49 $20.27 $17.05 $19.97
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.44 0.45 0.53
c
0.43 0.35
Net realized and unrealized gains (losses) 1.78 (0.68) 2.48 (1.92) 3.27 (2.64)
Total from investment operations ........ 2.01 (0.24) 2.93 (1.39) 3.70 (2.29)
Less distributions from:
Net investment income .............. — (0.61) (0.67) (0.39) (0.48) (0.63)
Net asset value, end of period .......... $21.91 $19.90 $20.75 $18.49 $20.27 $17.05
Total return
d
....................... 10.10% (1.03)% 15.96% (6.76)% 21.70% (11.54)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.50%
h
1.49%
h
1.58%
h
1.58%
h
1.54% 1.54%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —% —%
i
Net investment income ............... 2.17% 2.23% 2.21% 3.19%
c
2.27% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $748 $623 $639 $714 $733 $731
Portfolio turnover rate ................ 44.61% 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.05 $21.88 $19.47 $21.29 $17.87 $20.91
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.62 0.60 0.64
c
0.69 0.56
Net realized and unrealized gains (losses) 1.81 (0.73) 2.60 (1.97) 3.33 (2.85)
Total from investment operations ........ 2.17 (0.11) 3.20 (1.33) 4.02 (2.29)
Less distributions from:
Net investment income .............. — (0.72) (0.79) (0.49) (0.60) (0.75)
Net asset value, end of period .......... $23.22 $21.05 $21.88 $19.47 $21.29 $17.87
Total return
d
....................... 10.31% (0.38)% 16.56% (6.10)% 22.35% (10.94)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.96% 0.92% 1.02% 1.00% 0.94% 0.92%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.94% 0.91% 0.99% 0.97% 0.93% 0.91%
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —% —%
h
Net investment income ............... 3.21% 2.96% 2.78% 3.61%
c
2.88% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $34,577 $33,306 $35,798 $33,407 $44,561 $149,796
Portfolio turnover rate ................ 44.61% 32.10% 32.03% 24.04% 12.16% 35.42%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 4.4%
Airbus SE ........................................... France 97,358 $ 14,077,479
a
Babcock International Group plc .......................... United Kingdom 1,954,742 7,021,672
Melrose Industries plc .................................. United Kingdom 1,955,093 12,596,842
33,695,993
Automobile Components 4.4%
Cie Generale des Etablissements Michelin SCA .............. France 243,674 7,208,862
Denso Corp. ......................................... Japan 396,758 26,765,884
33,974,746
Banks 11.5%
BNP Paribas SA ...................................... France 389,540 24,584,546
DBS Group Holdings Ltd. ............................... Singapore 1,077,262 25,157,995
ING Groep NV ....................................... Netherlands 1,403,840 18,927,740
UniCredit SpA ........................................ Italy 868,955 20,208,162
88,878,443
Beverages 3.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 150,279 8,518,210
Coca-Cola HBC AG ................................... Italy 308,817 9,211,972
Heineken NV ........................................ Netherlands 91,165 9,375,959
27,106,141
Capital Markets 1.8%
Deutsche Bank AG .................................... Germany 1,352,155 14,216,196
Chemicals 2.9%
a,b
Covestro AG, 144A, Reg S .............................. Germany 425,416 22,137,566
Consumer Staples Distribution & Retail 2.5%
Seven & i Holdings Co. Ltd. .............................. Japan 445,957 19,268,977
Diversified Telecommunication Services 6.7%
Deutsche Telekom AG .................................. Germany 825,506 18,012,966
Koninklijke KPN NV ................................... Netherlands 4,214,244 15,046,123
Nippon Telegraph & Telephone Corp. ...................... Japan 15,913,200 18,832,800
51,891,889
Electrical Equipment 1.2%
Mitsubishi Electric Corp. ................................ Japan 634,720 8,974,183
Electronic Equipment, Instruments & Components 2.3%
Murata Manufacturing Co. Ltd. ........................... Japan 312,140 17,932,096
Food Products 1.4%
Danone SA .......................................... France 181,335 11,113,852
Health Care Equipment & Supplies 2.0%
Olympus Corp. ....................................... Japan 988,851 15,651,087
Health Care Providers & Services 2.2%
Fresenius SE & Co. KGaA ............................... Germany 609,816 16,915,874
Household Durables 2.4%
Sony Group Corp. ..................................... Japan 206,426 18,636,702
Household Products 0.9%
Reckitt Benckiser Group plc ............................. United Kingdom 96,491 7,251,382

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 1.8%
RWE AG ............................................ Germany 325,105 $ 14,168,174
Industrial Conglomerates 2.1%
Siemens AG ......................................... Germany 96,281 16,051,596
Insurance 5.1%
ASR Nederland NV .................................... Netherlands 392,973 17,726,080
NN Group NV ........................................ Netherlands 573,475 21,230,649
38,956,729
Interactive Media & Services 1.5%
c
Tencent Holdings Ltd. .................................. China 265,981 11,277,692
IT Services 2.1%
Capgemini SE ........................................ France 83,546 15,820,262
Machinery 2.8%
Alstom SA ........................................... France 570,966 17,045,332
Vossloh AG .......................................... Germany 100,408 4,495,209
21,540,541
Metals & Mining 3.0%
Rio Tinto plc ......................................... Australia 366,146 23,268,470
Oil, Gas & Consumable Fuels 8.2%
BP plc .............................................. United Kingdom 3,948,943 22,992,238
Shell plc ............................................ Netherlands 925,036 27,595,384
Suncor Energy, Inc. .................................... Canada 418,867 12,287,440
62,875,062
Personal Care Products 1.6%
Haleon plc .......................................... United States 3,062,711 12,570,804
Pharmaceuticals 4.9%
GSK plc ............................................ United States 981,079 17,387,233
Novartis AG ......................................... Switzerland 199,008 20,064,996
37,452,229
Semiconductors & Semiconductor Equipment 2.1%
a
Renesas Electronics Corp. .............................. Japan 864,798 16,323,002
Software 2.0%
a
Check Point Software Technologies Ltd. .................... Israel 122,973 15,447,868
Technology Hardware, Storage & Peripherals 3.3%
Samsung Electronics Co. Ltd. ............................ South Korea 468,276 25,786,379
Textiles, Apparel & Luxury Goods 2.8%
adidas AG ........................................... Germany 53,547 10,395,927
Cie Financiere Richemont SA ............................ Switzerland 67,337 11,439,041
21,834,968
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 405,933 13,487,305
Trading Companies & Distributors 2.1%
a
AerCap Holdings NV ................................... Ireland 252,808 16,058,364
Total Common Stocks (Cost $664,564,693) .....................................
750,564,572

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.9%
d
FHLB, 7/03/23 ....................................... United States 26,900,000 $ 26,900,000
d
U.S. Treasury Bills ,
7/13/23 ........................................... United States 1,500,000 1,497,916
7/20/23 ........................................... United States 1,500,000 1,496,457
2,994,373
Total U.S. Government and Agency Securities (Cost $29,886,850) .................
29,894,373
Total Short Term Investments (Cost $29,886,850 ) ................................
29,894,373
a
Total Investments (Cost $694,451,543) 101.2% ..................................
$780,458,945
Other Assets, less Liabilities (1.2)% ...........................................
(9,110,406)
Net Assets 100.0% ...........................................................
$771,348,539
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$22,137,566, representing 2.9% of net assets.
c
Variable interest entity (VIE).
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 3 0 , 202 3 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 18 $ 1,939,950 9/15/23 $ (8,677)
Total Futures Contracts ...................................................................... $(8,677)
*
As of period end.
See A bbreviations on page 131 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.96 $14.46 $13.31 $14.06 $12.95 $15.83
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.50 0.23 0.40
c
0.45 0.48
Net realized and unrealized gains (losses) (0.16) (1.51) 1.29 (0.66) 1.16 (1.58)
Total from investment operations ........ 0.13 (1.01) 1.52 (0.26) 1.61 (1.10)
Less distributions from:
Net investment income .............. — (0.49) (0.37) (0.49) (0.50) (0.58)
Net realized gains ................. — — — — — (1.20)
Total distributions ................... — (0.49) (0.37) (0.49) (0.50) (1.78)
Net asset value, end of period .......... $13.09 $12.96 $14.46 $13.31 $14.06 $12.95
Total return
d
....................... 0.93% (6.86)% 11.51% (1.83)% 12.40% (6.85)%
Ratios to average net assets
e
Expenses
f,g
........................ 0.83%
h
0.78%
h
0.87%
h
0.81%
h
0.78% 0.78%
Expenses - incurred in connection with
securities sold short ................. 0.06% 0.02% 0.06% 0.02% 0.02% —%
i
Net investment income ............... 4.44% 3.60% 1.59% 3.22%
c
3.22% 2.96%
Supplemental data
Net assets, end of period (000’s) ........ $1,981,681 $2,047,788 $2,397,948 $2,472,118 $3,042,387 $3,054,792
Portfolio turnover rate ................ 52.84% 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.74 $14.22 $13.09 $13.84 $12.75 $15.60
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.46 0.19 0.37
c
0.41 0.43
Net realized and unrealized gains (losses) (0.16) (1.48) 1.28 (0.67) 1.14 (1.54)
Total from investment operations ........ 0.11 (1.02) 1.47 (0.30) 1.55 (1.11)
Less distributions from:
Net investment income .............. — (0.46) (0.34) (0.45) (0.46) (0.54)
Net realized gains ................. — — — — — (1.20)
Total distributions ................... — (0.46) (0.34) (0.45) (0.46) (1.74)
Net asset value, end of period .......... $12.85 $12.74 $14.22 $13.09 $13.84 $12.75
Total return
d
....................... 0.86% (7.16)% 11.26% (2.12)% 12.14% (7.00)%
Ratios to average net assets
e
Expenses
f,g
........................ 1.08%
h
1.03%
h
1.12%
h
1.06%
h
1.03% 1.03%
Expenses - incurred in connection with
securities sold short ................. 0.06% 0.02% 0.06% 0.02% 0.02% —%
i
Net investment income ............... 4.18% 3.35% 1.34% 2.98%
c
2.97% 2.71%
Supplemental data
Net assets, end of period (000’s) ........ $581,321 $617,190 $723,791 $760,173 $1,035,699 $1,067,382
Portfolio turnover rate ................ 52.84% 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.71 $14.17 $13.01 $13.73 $12.64 $15.35
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.35 0.08 0.27
c
0.30 0.29
Net realized and unrealized gains (losses) (0.16) (1.47) 1.27 (0.66) 1.12 (1.49)
Total from investment operations ........ 0.06 (1.12) 1.35 (0.39) 1.42 (1.20)
Less distributions from:
Net investment income .............. — (0.34) (0.19) (0.33) (0.33) (0.31)
Net realized gains ................. — — — — — (1.20)
Total distributions ................... — (0.34) (0.19) (0.33) (0.33) (1.51)
Net asset value, end of period .......... $12.77 $12.71 $14.17 $13.01 $13.73 $12.64
Total return
d
....................... 0.47% (7.88)% 10.42% (2.83)% 11.26% (7.77)%
Ratios to average net assets
e
Expenses
f,g
........................ 1.83%
h
1.78%
h
1.87%
h
1.81%
h
1.78% 1.78%
Expenses - incurred in connection with
securities sold short ................. 0.06% 0.02% 0.06% 0.02% 0.02% —%
i
Net investment income ............... 3.42% 2.57% 0.55% 2.24%
c
2.22% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $28,669 $33,039 $44,228 $65,715 $112,751 $141,619
Portfolio turnover rate ................ 52.84% 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.52 $13.98 $12.87 $13.61 $12.54 $15.40
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.45 0.15 0.33
c
0.37 0.39
Net realized and unrealized gains (losses) (0.16) (1.49) 1.27 (0.66) 1.12 (1.53)
Total from investment operations ........ 0.09 (1.04) 1.42 (0.33) 1.49 (1.14)
Less distributions from:
Net investment income .............. — (0.42) (0.31) (0.41) (0.42) (0.52)
Net realized gains ................. — — — — — (1.20)
Total distributions ................... — (0.42) (0.31) (0.41) (0.42) (1.72)
Net asset value, end of period .......... $12.61 $12.52 $13.98 $12.87 $13.61 $12.54
Total return
d
....................... 0.72% (7.44)% 11.05% (2.38)% 11.88% (7.31)%
Ratios to average net assets
e
Expenses
f,g
........................ 1.33%
h
1.27%
h
1.37%
h
1.31%
h
1.28% 1.28%
Expenses - incurred in connection with
securities sold short ................. 0.06% 0.02% 0.06% 0.02% 0.02% —%
i
Net investment income ............... 3.92% 3.39% 1.10% 2.72%
c
2.72% 2.46%
Supplemental data
Net assets, end of period (000’s) ........ $2,711 $3,725 $2,643 $2,495 $3,415 $2,929
Portfolio turnover rate ................ 52.84% 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Total return is not annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.95 $14.45 $13.29 $14.05 $12.94 $15.81
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.51 0.23 0.41
c
0.46 0.49
Net realized and unrealized gains (losses) (0.17) (1.51) 1.31 (0.68) 1.15 (1.57)
Total from investment operations ........ 0.12 (1.00) 1.54 (0.27) 1.61 (1.08)
Less distributions from:
Net investment income .............. — (0.50) (0.38) (0.49) (0.50) (0.59)
Net realized gains ................. — — — — — (1.20)
Total distributions ................... — (0.50) (0.38) (0.49) (0.50) (1.79)
Net asset value, end of period .......... $13.07 $12.95 $14.45 $13.29 $14.05 $12.94
Total return
d
....................... 1.00% (6.88)% 11.67% (1.79)% 12.40% (6.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.82% 0.76% 0.87% 0.79% 0.74% 0.74%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.78% 0.72% 0.82% 0.75% 0.72% 0.72%
Expenses - incurred in connection with
securities sold short ................. 0.06% 0.02% 0.06% 0.02% 0.02% —%
h
Net investment income ............... 4.48% 3.65% 1.63% 3.28%
c
3.28% 3.02%
Supplemental data
Net assets, end of period (000’s) ........ $29,814 $32,109 $39,292 $47,970 $107,723 $116,012
Portfolio turnover rate ................ 52.84% 101.19% 66.95% 52.07% 60.96% 115.52%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 68.9%
Air Freight & Logistics 1.1%
United Parcel Service, Inc., B ............................ United States 158,041 $ 28,328,849
Automobile Components 1.1%
Denso Corp. ......................................... Japan 418,804 28,253,140
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 81,270
28,334,410
Automobiles 1.1%
d
General Motors Co. .................................... United States 760,562 29,327,271
Banks 2.6%
PNC Financial Services Group, Inc. (The) ................... United States 234,574 29,544,595
e
Wells Fargo & Co. ..................................... United States 904,468 38,602,694
68,147,289
Beverages 1.0%
Heineken NV ........................................ Netherlands 260,097 26,749,945
Biotechnology 2.6%
b,d
Horizon Therapeutics plc ................................ United States 661,275 68,012,134
Broadline Retail 0.5%
eBay, Inc. ........................................... United States 290,949 13,002,511
Chemicals 2.4%
Avient Corp. ......................................... United States 731,744 29,928,330
b,f
Covestro AG, 144A, Reg S .............................. Germany 662,378 34,468,465
64,396,795
Communications Equipment 0.7%
a,b,c,g
Inclusive Language Services LLC, Membership Interests, B ...... United States 106,532 17,315,589
a,b,c,g
Sorenson Communications LLC, Membership Interests ......... United States 224,279 —
17,315,589
Containers & Packaging 1.2%
International Paper Co. ................................. United States 952,289 30,292,313
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG .................................. Germany 1,303,571 28,444,592
a,b,c
Windstream Holdings, Inc. ............................... United States 1,714,983 15,443,468
43,888,060
Electric Utilities 2.0%
Entergy Corp. ........................................ United States 441,518 42,990,608
PPL Corp. ........................................... United States 343,707 9,094,487
52,085,095
Energy Equipment & Services 2.2%
Baker Hughes Co., A ................................... United States 944,102 29,843,064
Schlumberger NV ..................................... United States 583,010 28,637,451
58,480,515
Entertainment 3.7%
b,d
Activision Blizzard, Inc. ................................. United States 746,180 62,902,974
b,e
Walt Disney Co. (The) .................................. United States 389,942 34,814,022
97,716,996
Financial Services 3.6%
b,e
Fiserv, Inc. .......................................... United States 186,682 23,549,934

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Global Payments, Inc. .................................. United States 416,795 $ 41,062,643
e
Voya Financial, Inc. .................................... United States 401,677 28,804,258
93,416,835
Food Products 0.5%
Danone SA .......................................... France 211,242 12,946,824
Health Care Equipment & Supplies 0.2%
Medtronic plc ........................................ United States 71,738 6,320,118
Health Care Providers & Services 6.4%
CVS Health Corp. ..................................... United States 696,972 48,181,674
Elevance Health, Inc. .................................. United States 146,694 65,174,677
Fresenius SE & Co. KGaA ............................... Germany 549,025 15,229,573
Humana, Inc. ........................................ United States 86,526 38,688,371
167,274,295
Household Products 0.9%
Reckitt Benckiser Group plc ............................. United Kingdom 326,234 24,516,767
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The) ...................................... United States 438,349 9,086,975
Insurance 8.5%
ASR Nederland NV .................................... Netherlands 686,214 30,953,486
China Pacific Insurance Group Co. Ltd., H ................... China 11,827,500 30,705,526
Conduit Holdings Ltd. .................................. United States 3,154,832 18,470,595
Everest Re Group Ltd. ................................. United States 136,277 46,587,655
Hartford Financial Services Group, Inc. (The) ................ United States 396,456 28,552,761
NN Group NV ........................................ Netherlands 1,076,665 39,859,273
Willis Towers Watson plc ................................ United States 114,849 27,046,940
222,176,236
Media 3.3%
b,e
Charter Communications, Inc., A .......................... United States 157,556 57,881,348
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 2,811,402 3,851,621
Comcast Corp., A ..................................... United States 605,481 25,157,735
a,b,c
Tenerity , Inc. ......................................... United States 1 48
86,890,752
Metals & Mining 1.1%
Rio Tinto plc ......................................... Australia 465,044 29,553,409
Office REITs 0.4%
Vornado Realty Trust ................................... United States 530,447 9,622,309
Oil, Gas & Consumable Fuels 5.0%
BP plc .............................................. United Kingdom 5,837,989 33,990,978
EOG Resources, Inc. .................................. United States 152,867 17,494,100
Shell plc ............................................ Netherlands 441,770 13,178,744
Suncor Energy, Inc. .................................... Canada 914,653 26,831,294
e
Williams Cos., Inc. (The) ................................ United States 1,235,551 40,316,029
131,811,145
Passenger Airlines 0.3%
Spirit Airlines, Inc. ..................................... United States 523,349 8,980,669
Personal Care Products 0.6%
Haleon plc .......................................... United States 3,759,255 15,429,748

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 4.6%
b,h
Bausch Health Cos., Inc. ................................ United States 710,720 $ 5,685,760
d,e
Eli Lilly & Co. ........................................ United States 58,594 27,479,414
GSK plc ............................................ United States 1,437,033 25,467,906
Merck & Co., Inc. ..................................... United States 233,399 26,931,911
Novartis AG, ADR ..................................... Switzerland 356,884 36,013,164
121,578,155
Professional Services 1.4%
SS&C Technologies Holdings, Inc. ......................... United States 616,394 37,353,476
Real Estate Management & Development 0.7%
b
CBRE Group, Inc., A ................................... United States 28,790 2,323,641
b
Cushman & Wakefield plc ............................... United States 424,488 3,472,312
Savills plc ........................................... United Kingdom 1,155,329 12,487,530
18,283,483
Semiconductors & Semiconductor Equipment 0.5%
b
Tower Semiconductor Ltd. ............................... Israel 333,880 12,527,178
Software 3.1%
b
ACI Worldwide, Inc. .................................... United States 1,381,694 32,013,850
b
Check Point Software Technologies Ltd. .................... Israel 396,346 49,788,984
81,802,834
Specialized REITs 0.6%
Uniti Group, Inc. ...................................... United States 3,241,488 14,975,675
Specialty Retail 0.0%
a,b,c,g
Wayne Services Legacy, Inc. ............................. United States 7,104 —
Tobacco 2.9%
British American Tobacco plc ............................. United Kingdom 2,283,083 75,856,449
Wireless Telecommunication Services 0.1%
b
Intelsat SA .......................................... Luxembourg 106,029 2,401,557
Total Common Stocks (Cost $1,727,518,430) ....................................
1,808,882,661
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
b
Intelsat Jackson Holdings SA, B, 12/05/25 ................... Luxembourg 128,313 652,279
Total Rights (Cost $–) ........................................................
652,279
Warrants
Warrants 0.1%
Media 0.0%
†
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 798,156
Wireless Telecommunication Services 0.1%
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 841,242
841,242
Total Warrants (Cost $8,327,945) ..............................................
1,639,398

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.3%
Media 0.3%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 8,000,000 $ 7,120,000
Total Convertible Bonds (Cost $7,137,283) .....................................
7,120,000
Corporate Bonds 10.6%
Diversified REITs 0.3%
f
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC , Senior
Secured Note , 144A, 10.5% , 2/15/28 ..................... United States 7,000,000 6,950,746
Diversified Telecommunication Services 0.5%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 13,464,222 9,842,481
f
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 4,363,000 3,625,569
13,468,050
Health Care Providers & Services 0.0%
†
f,i
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 163,850
Media 1.9%
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 24,373,130
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 14,081,495
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 8,000,000 7,007,052
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 6,101,000 5,960,928
51,422,605
Passenger Airlines 1.1%
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 25,340,000 27,808,826
Pharmaceuticals 2.0%
f
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 20,459,000 17,259,315
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 25,481,000 13,981,679
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 45,000,000 19,178,550
Senior Note, 144A, 9%, 12/15/25 ....................... United States 2,107,000 1,840,538
52,260,082
Software 2.5%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 80,772,000 65,654,365
Specialty Retail 2.3%
f
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 85,226,000 49,630,596
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 12,868,000 10,645,284
60,275,880
Total Corporate Bonds (Cost $352,545,790) .....................................
278,004,404
j
Senior Floating Rate Interests 8.4%
Commercial Services & Supplies 1.0%
k,l
Neptune BidCo US, Inc. , First Lien, CME Term Loan, A , 9.754% ,
( 3-month SOFR + 4.75% ), 10/11/28 ...................... United States 28,712,350 24,997,690

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Communications Equipment 4.1%
a,c,g,m
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 4/01/30 ........................ United States 25,335,818 $ 23,856,504
Term Loan, B, PIK, 8%, 4/01/30 ......................... United States 104,434,858 83,760,314
107,616,818
a a a a a a
Health Care Providers & Services 0.4%
l
Covetrus Midco 2 LP , First Lien, Initial CME Term Loan , 10.242% ,
( 3-month SOFR + 5% ), 10/13/29 ........................ United States 12,221,333 11,411,670
Media 0.1%
i,l
Loyalty Ventures, Inc. , Term Loan, B , 11.5% , ( 3-month USD LIBOR +
3.5% ), 11/03/27 ..................................... United States 27,715,757 3,436,754
Pharmaceuticals 1.4%
k,l
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.426% , ( 1-month SOFR + 5.25% ), 2/01/27 ............... United States 49,350,649 37,422,597
l
Software 1.4%
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.695% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 31,383,763
Veritas US, Inc. , 2021 Dollar Term Loan, B , 10.217% , ( 1-month
SOFR + 5% ), 9/01/25 ................................. United States 7,347,338 6,025,956
37,409,719
a a a a a a
Total Senior Floating Rate Interests (Cost $279,117,972) .........................
222,295,248
Shares
a
Companies in Liquidation 0.0%
a,b,n
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,n
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,374,647,420) .............................
2,318,593,990
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Equity Options
Humana, Inc., August Strike Price $465.00, Expires 8/18/23 ..... 100 4,471,300 84,000
Puts - Exchange-Traded
Carvana Co., January Strike Price $2.50, Expires 1/19/24 ....... 3,000 7,776,000 48,000
Total Options Purchased (Cost $407,158) ......................................
132,000
Short Term Investments 13.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 13.7%
o
FHLB, 7/03/23 ....................................... United States 325,300,000 325,300,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
o
U.S. Treasury Bills ,
8/22/23 ........................................... United States 10,000,000 $ 9,928,333
11/09/23 .......................................... United States 10,000,000 9,814,324
e
11/16/23 .......................................... United States 5,000,000 4,902,250
12/14/23 .......................................... United States 10,000,000 9,762,276
34,407,183
Total U.S. Government and Agency Securities (Cost $359,630,850) ................
359,707,183
Shares
p
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 100,000 100,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $100,000) .............................................................
100,000
Total Short Term Investments (Cost $359,730,850 ) ...............................
359,807,183
a
Total Investments (Cost $2,734,785,428) 102.0% ................................
$2,678,533,173
Options Written (0.2)% .......................................................
(4,421,750)
Securities Sold Short (3.4)% ..................................................
(89,677,600)
Other Assets, less Liabilities 1.6% .............................................
39,762,066
Net Assets 100.0% ...........................................................
$2,624,195,889
Number of
Contracts
Notional
Amount
#
s
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
Activision Blizzard, Inc., July Strike Price $82.50, Expires 7/21/23 . 3,000 25,290,000 (1,440,000)
Activision Blizzard, Inc., August Strike Price $85.00, Expires 8/18/23 2,000 16,860,000 (880,000)
Eli Lilly & Co., July Strike Price $400.00, Expires 7/21/23 ........ 150 7,034,700 (1,044,750)
General Motors Co., July Strike Price $36.00, Expires 7/21/23 .... 2,000 7,712,000 (576,000)
Horizon Therapeutics plc, August Strike Price $105.00, Expires
8/18/23 ........................................... 1,000 10,285,000 (250,000)
(4,190,750)
Puts - Exchange-Traded
Equity Options
Humana, Inc., August Strike Price $430.00, Expires 8/18/23 ..... 300 13,413,900 (231,000)
(231,000)
Total Options Written (Premiums received $2,518,115) ...........................
$ (4,421,750)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Country Shares a Value
a a a a a a
t
Securities Sold Short (3.4)%
Common Stocks (3.4)%
Health Care Equipment & Supplies (0.1)%
Bausch + Lomb Corp. .................................. United States 172,546 (3,462,998)
Passenger Airlines (1.9)%
American Airlines Group, Inc. ............................ United States 2,851,276 (51,151,892)
Specialized REITs (0.9)%
Digital Realty Trust, Inc. ................................ United States 202,232 (23,028,158)
Specialty Retail (0.5)%
Carvana Co., A ....................................... United States 464,296 (12,034,552)
Total Common Stocks (Proceeds $78,588,919) ..................................
(89,677,600)
Total Securities Sold Short (Proceeds $78,588,919) ..............................
$(89,677,600)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
A portion or all of the security is held in connection with written option contracts open at period end.
e
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and open written options contracts. At June 30,
2023, the aggregate value of these securities pledged amounted to $153,692,061, representing 5.9% of net assets.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $295,623,336, representing 11.3% of net assets.
g
See Note 12 regarding holdings of 5% voting securities.
h
A portion or all of the security is on loan at June 30, 2023. See Note 1(g).
i
See Note 8 regarding credit risk and defaulted securities.
j
See Note 1(h) regarding senior floating rate interests.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Income may be received in additional securities and/or cash.
n
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 1(g) regarding securities on loan.
q
See Note 3(f) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(d) regarding written options.
t
See Note 1(f) regarding securities sold short.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 3 0 , 202 3 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 143 $ 19,578,488 9/18/23 $ (257,952)
Foreign Exchange GBP/USD ................... Short 249 19,762,819 9/18/23 (162,465)
Total Futures Contracts ...................................................................... $(420,417)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 4,432,061 4,859,113 7/11/23 $ — $ (20,841)
Euro ............. BOFA Sell 11,466,961 12,587,318 7/11/23 99,740 (30,364)
Euro ............. HSBK Buy 2,674,024 2,946,614 7/11/23 — (27,508)
Euro ............. UBSW Buy 280,000 306,602 7/11/23 — (939)
Euro ............. UBSW Sell 13,571,364 14,872,605 7/11/23 95,704 (38,319)
British Pound ...... BOFA Buy 521,255 657,005 7/17/23 5,042 —
British Pound ...... UBSW Sell 29,362,723 36,927,215 7/17/23 31,671 (398,108)
Total Forward Exchange Contracts ................................................... $232,157 $(516,079)
Net unrealized appreciation (depreciation) ............................................ $(283,922)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 131 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.86 $27.09 $25.33 $27.56 $24.25 $28.63
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.43 0.39 0.83
c
0.63 0.51
Net realized and unrealized gains (losses) 1.02 (2.45) 4.43 (2.11) 4.90 (3.11)
Total from investment operations ........ 1.25 (2.02) 4.82 (1.28) 5.53 (2.60)
Less distributions from:
Net investment income .............. — (0.37) (0.94) (0.53) (0.71) (0.53)
Net realized gains ................. — (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ................... — (2.21) (3.06) (0.95) (2.22) (1.78)
Net asset value, end of period .......... $24.11 $22.86 $27.09 $25.33 $27.56 $24.25
Total return
d
....................... 5.47% (7.11)% 19.34% (4.34)% 23.13% (8.95)%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.75% 0.75% 0.81%
h
0.80%
h
0.78%
h
0.76%
h
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.02% 0.02% —%
i
Net investment income ............... 1.95% 1.70% 1.36% 3.56%
c
2.32% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $3,826,041 $3,785,598 $4,717,528 $4,376,135 $5,472,276 $5,189,476
Portfolio turnover rate ................ 17.04% 59.69% 41.18%
j
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.54 $26.75 $25.04 $27.26 $24.00 $28.35
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.36 0.31 0.76
c
0.56 0.43
Net realized and unrealized gains (losses) 1.00 (2.42) 4.39 (2.10) 4.85 (3.07)
Total from investment operations ........ 1.20 (2.06) 4.70 (1.34) 5.41 (2.64)
Less distributions from:
Net investment income .............. — (0.31) (0.87) (0.46) (0.64) (0.46)
Net realized gains ................. — (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ................... — (2.15) (2.99) (0.88) (2.15) (1.71)
Net asset value, end of period .......... $23.74 $22.54 $26.75 $25.04 $27.26 $24.00
Total return
d
....................... 5.32% (7.35)% 19.07% (4.60)% 22.86% (9.18)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.00% 1.00% 1.06%
h
1.05%
h
1.03%
h
1.01%
h
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.02% 0.02% —%
i
Net investment income ............... 1.70% 1.45% 1.11% 3.32%
c
2.07% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $2,589,682 $2,601,790 $3,125,320 $2,965,127 $4,042,626 $3,852,134
Portfolio turnover rate ................ 17.04% 59.69% 41.18%
j
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.55 $26.75 $25.02 $27.22 $23.97 $28.04
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.17 0.10 0.60
c
0.36 0.21
Net realized and unrealized gains (losses) 1.00 (2.41) 4.37 (2.12) 4.82 (3.00)
Total from investment operations ........ 1.11 (2.24) 4.47 (1.52) 5.18 (2.79)
Less distributions from:
Net investment income .............. — (0.12) (0.62) (0.26) (0.42) (0.03)
Net realized gains ................. — (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ................... — (1.96) (2.74) (0.68) (1.93) (1.28)
Net asset value, end of period .......... $23.66 $22.55 $26.75 $25.02 $27.22 $23.97
Total return
d
....................... 4.92% (8.04)% 18.13% (5.29)% 21.93% (9.87)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.75% 1.75% 1.81%
h
1.80%
h
1.78%
h
1.76%
h
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.02% 0.02% —%
i
Net investment income ............... 0.95% 0.69% 0.35% 2.63%
c
1.32% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $155,657 $158,150 $192,660 $206,196 $302,296 $309,756
Portfolio turnover rate ................ 17.04% 59.69% 41.18%
j
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.45 $26.65 $24.96 $27.17 $23.91 $28.21
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.29 0.24 0.70
c
0.49 0.36
Net realized and unrealized gains (losses) 1.00 (2.40) 4.36 (2.09) 4.83 (3.05)
Total from investment operations ........ 1.17 (2.11) 4.60 (1.39) 5.32 (2.69)
Less distributions from:
Net investment income .............. — (0.25) (0.79) (0.40) (0.55) (0.36)
Net realized gains ................. — (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ................... — (2.09) (2.91) (0.82) (2.06) (1.61)
Net asset value, end of period .......... $23.62 $22.45 $26.65 $24.96 $27.17 $23.91
Total return
d
....................... 5.21% (7.60)% 18.75% (4.80)% 22.55% (9.41)%
Ratios to average net assets
e
Expenses
f ,g
........................ 1.25% 1.25% 1.31%
h
1.30%
h
1.28%
h
1.26%
h
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.02% 0.02% —%
i
Net investment income ............... 1.45% 1.19% 0.86% 3.06%
c
1.82% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $39,418 $38,759 $49,843 $48,216 $66,038 $74,345
Portfolio turnover rate ................ 17.04% 59.69% 41.18%
j
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.84 $27.07 $25.32 $27.55 $24.23 $28.61
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.44 0.39 0.83
c
0.64 0.53
Net realized and unrealized gains (losses) 1.02 (2.44) 4.43 (2.09) 4.92 (3.11)
Total from investment operations ........ 1.25 (2.00) 4.82 (1.26) 5.56 (2.58)
Less distributions from:
Net investment income .............. — (0.39) (0.95) (0.55) (0.73) (0.55)
Net realized gains ................. — (1.84) (2.12) (0.42) (1.51) (1.25)
Total distributions ................... — (2.23) (3.07) (0.97) (2.24) (1.80)
Net asset value, end of period .......... $24.09 $22.84 $27.07 $25.32 $27.55 $24.23
Total return
d
....................... 5.47% (7.05)% 19.37% (4.27)% 23.26% (8.88)%
Ratios to average net assets
e
Expenses
f,g
........................ 0.71% 0.68% 0.74%
h
0.72%
h
0.70%
h
0.69%
h
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.02% 0.02% —%
i
Net investment income ............... 2.00% 1.76% 1.40% 3.57%
c
2.40% 1.84%
Supplemental data
Net assets, end of period (000’s) ........ $289,593 $286,332 $372,115 $1,449,696 $1,680,600 $3,160,186
Portfolio turnover rate ................ 17.04% 59.69% 41.18%
j
21.35% 21.71% 20.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.4%
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 571,110 $ 102,371,468
Automobile Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 230,733
Automobiles 2.0%
General Motors Co. .................................... United States 3,557,202 137,165,709
Banks 5.0%
Bank of America Corp. ................................. United States 4,916,834 141,063,967
JPMorgan Chase & Co. ................................. United States 1,417,449 206,153,783
347,217,750
Biotechnology 0.8%
b
Horizon Therapeutics plc ................................ United States 552,751 56,850,440
Building Products 2.0%
Johnson Controls International plc ......................... United States 2,071,866 141,176,949
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 171,554 118,567,832
Consumer Finance 2.2%
Bread Financial Holdings, Inc. ............................ United States 665,990 20,905,426
Capital One Financial Corp. ............................. United States 1,176,988 128,727,178
149,632,604
Containers & Packaging 1.6%
International Paper Co. ................................. United States 3,492,896 111,109,022
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,243,497 20,202,751
Electronic Equipment, Instruments & Components 2.3%
b
Flex Ltd. ............................................ United States 5,653,521 156,263,320
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 3,289,690 161,589,573
Entertainment 4.1%
b
Activision Blizzard, Inc. ................................. United States 1,777,337 149,829,509
b
Walt Disney Co. (The) .................................. United States 1,466,278 130,909,300
280,738,809
Financial Services 6.5%
b
Fiserv, Inc. .......................................... United States 1,528,322 192,797,820
Global Payments, Inc. .................................. United States 1,315,433 129,596,459
Voya Financial, Inc. .................................... United States 1,802,571 129,262,367
451,656,646
Food Products 2.2%
Kraft Heinz Co. (The) .................................. United States 4,276,007 151,798,249
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 1,730,730 152,477,313
Health Care Providers & Services 5.4%
CVS Health Corp. ..................................... United States 2,109,344 145,818,951
Elevance Health, Inc. .................................. United States 271,296 120,534,100
Humana, Inc. ........................................ United States 233,632 104,463,876
370,816,927

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.9%
DR Horton, Inc. ....................................... United States 1,062,722 $ 129,322,640
Insurance 3.4%
Everest Re Group Ltd. ................................. United States 349,351 119,429,133
Willis Towers Watson plc ................................ United States 506,203 119,210,806
238,639,939
Interactive Media & Services 3.0%
b
Match Group, Inc. ..................................... United States 866,828 36,276,752
b
Meta Platforms, Inc., A ................................. United States 598,294 171,698,412
207,975,164
Machinery 2.2%
Parker-Hannifin Corp. .................................. United States 383,932 149,748,837
Media 3.9%
b
Charter Communications, Inc., A .......................... United States 377,249 138,589,965
Comcast Corp., A ..................................... United States 3,231,399 134,264,629
272,854,594
Metals & Mining 1.1%
Alcoa Corp. .......................................... United States 2,162,225 73,364,294
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United Kingdom 21,182,711 123,333,748
Chevron Corp. ....................................... United States 903,156 142,111,596
Williams Cos., Inc. (The) ................................ United States 4,455,406 145,379,898
410,825,242
Personal Care Products 0.8%
b
Kenvue, Inc. ......................................... United States 2,021,618 53,411,148
Pharmaceuticals 7.7%
Eli Lilly & Co. ........................................ United States 221,482 103,870,628
GSK plc ............................................ United States 7,016,560 124,351,419
Merck & Co., Inc. ..................................... United States 1,240,936 143,191,605
Novartis AG, ADR ..................................... Switzerland 1,558,716 157,290,032
528,703,684
Professional Services 3.7%
KBR, Inc. ........................................... United States 1,965,650 127,885,189
SS&C Technologies Holdings, Inc. ......................... United States 2,098,415 127,163,949
255,049,138
Real Estate Management & Development 2.5%
b
CBRE Group, Inc., A ................................... United States 2,111,230 170,397,373
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 6,802,750 149,660,500
Software 3.4%
Gen Digital, Inc. ...................................... United States 5,515,762 102,317,385
Oracle Corp. ......................................... United States 1,122,259 133,649,824
235,967,209
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 —

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 2.3%
Tapestry, Inc. ........................................ United States 3,666,798 $ 156,938,954
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 4,117,617 136,809,659
Trading Companies & Distributors 1.5%
Ferguson plc ......................................... United States 658,754 103,628,592
Wireless Telecommunication Services 1.8%
b
T-Mobile US, Inc. ..................................... United States 903,386 125,480,315
Total Common Stocks (Cost $4,924,370,127) ....................................
6,308,643,377
Principal
Amount
*
Corporate Bonds 2.0%
Hotels, Restaurants & Leisure 0.2%
e
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 9,230,300 10,104,166
Pharmaceuticals 0.1%
e
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 7,011,416
e
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 923,327
7,934,743
Software 1.0%
e
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 86,667,000 70,446,032
Specialty Retail 0.7%
e
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 53,102,000 30,923,473
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 20,102,000 16,629,741
47,553,214
Total Corporate Bonds (Cost $168,590,019) .....................................
136,038,155
f
Senior Floating Rate Interests 2.1%
Commercial Services & Supplies 0.5%
g,h
Neptune BidCo US, Inc. , First Lien, CME Term Loan, A , 9.754% ,
( 3-month SOFR + 4.75% ), 10/11/28 ...................... United States 38,283,150 33,330,267
Professional Services 0.4%
g,h
CoreLogic, Inc. , First Lien, Initial Term Loan , 8.75% , ( 1-month USD
LIBOR + 3.5% ), 6/02/28 ............................... United States 27,731,269 25,103,731
h
Software 1.2%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.717% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 20,487,800 20,026,825
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.695% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 26,884,712
Veritas US, Inc. , 2021 Dollar Term Loan, B , 10.217% , ( 1-month
SOFR + 5% ), 9/01/25 ................................. United States 47,212,064 38,721,210
85,632,747
a a a a a a
Total Senior Floating Rate Interests (Cost $165,052,089) .........................
144,066,745

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,i
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 $ —
a,b,i
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,258,012,235) .............................
6,588,748,277
a
Short Term Investments 5.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 5.1%
j
FHLB, 7/03/23 ....................................... United States 345,000,000 345,000,000
j,k
U.S. Treasury Bills, 12/14/23 ............................. United States 5,000,000 4,881,138
Total U.S. Government and Agency Securities (Cost $349,790,186) ................
349,881,138
Total Short Term Investments (Cost $349,790,186 ) ...............................
349,881,138
a
Total Investments (Cost $5,607,802,421) 100.6% ................................
$6,938,629,415
Other Assets, less Liabilities (0.6)% ...........................................
(38,238,940)
Net Assets 100.0% ...........................................................
$6,900,390,475
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
See Note 12 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $136,038,155, representing 2.0% of net assets.
f
See Note 1(h) regarding senior floating rate interests.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
j
The security was issued on a discount basis with no stated coupon rate.
k
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2023, the value of this security pledged amounted to
$203,055, representing less than 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 3 0 , 202 3 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  11  regarding other derivative information.
See Abbreviations on page 131 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 326 $ 25,874,212 9/18/23 $ (212,705)
Total Futures Contracts ...................................................................... $(212,705)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 783,696 987,794 7/17/23 $ 7,580 $ —
British Pound ...... BOFA Sell 2,500,000 3,118,750 7/17/23 — (56,505)
British Pound ...... HSBK Buy 301,714 374,453 7/17/23 8,755 —
British Pound ...... HSBK Sell 508,206 634,003 7/17/23 — (11,470)
British Pound ...... UBSW Buy 1,116,458 1,399,048 7/17/23 18,968 —
British Pound ...... UBSW Sell 21,251,725 26,665,122 7/17/23 — (326,737)
Total Forward Exchange Contracts ................................................... $35,303 $(394,712)
Net unrealized appreciation (depreciation) ............................................ $(359,409)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,401,948,764 $294,925,462 $7,182,686,645
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. — 2,226,755 —
Value - Unaffiliated issuers ................................ $3,025,866,906 $330,434,049 $8,985,228,544
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ — 118,307 —
Cash .................................................. 144,498 104,732 353,936
Restricted cash for OTC derivative contracts (Note 1 e ) ............. — — 830,000
Foreign currency, at value (cost $–, $780,118 and $7,713,329, respectively) ............................................ — 782,253 7,744,554
Receivables:
Investment securities sold ................................. 25,966,580 — —
Capital shares sold ...................................... 612,104 361,547 1,882,824
Dividends and interest ................................... 6,512,650 645,725 18,704,919
European Union tax reclaims (Note 1 i ) ....................... 4,482,924 113,956 1,895,648
Deposits with brokers for:
Futures contracts ...................................... — 296,070 5,665,880
Unrealized appreciation on OTC forward exchange contracts ........ — 274,994 14,805,961
Total assets ........................................ 3,063,585,662 333,131,633 9,037,112,266
Liabilities:
Payables:
Investment securities purchased ............................ 61,722,633 — 58,365,965
Capital shares redeemed ................................. 1,178,195 229,672 5,540,889
Management fees ....................................... 1,631,273 236,120 6,078,201
Distribution fees ........................................ 180,149 54,473 1,224,054
Transfer agent fees ...................................... 449,811 57,455 1,897,171
Trustees' fees and expenses ............................... 71,534 5,761 458,317
IRS closing agreement payments for European Union tax reclaims
(Note 1 i ) .............................................. — 320,011 10,377,597
Variation margin on futures contracts ......................... — 61,638 1,189,031
Deposits from brokers for:
OTC derivative contracts ................................ — — 830,000
Unrealized depreciation on OTC forward exchange contracts ........ — 131,497 563,696
Accrued expenses and other liabilities ......................... 263,471 100,662 951,798
Total liabilities ....................................... 65,497,066 1,197,289 87,476,719
Net assets, at value ............................... $2,998,088,596 $331,934,344 $8,949,635,547
Net assets consist of:
Paid-in capital ........................................... $2,379,749,788 $351,979,505 $6,856,382,091
Total distributable earnings (losses) ........................... 618,338,808 (20,045,161) 2,093,253,456
Net assets, at value ............................... $2,998,088,596 $331,934,344 $8,949,635,547

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Class Z:
Net assets, at value ..................................... $2,069,092,922 $105,759,835 $3,039,487,113
Shares outstanding ...................................... 133,858,427 4,596,187 100,703,405
Net asset value and maximum offering price per share ........... $15.46 $23.01 $30.18
Class A:
Net assets, at value ..................................... $819,488,872 $209,144,681 $5,033,345,149
Shares outstanding ...................................... 53,760,222 9,069,887 171,658,026
Net asset value per share
a
................................ $15.24 $23.06 $29.32
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $16.13 $24.40 $31.03
Class C:
Net assets, at value ..................................... $17,746,354 $14,590,381 $197,800,582
Shares outstanding ...................................... 1,158,041 638,137 6,731,652
Net asset value and maximum offering price per share
a
........... $15.32 $22.86 $29.38
Class R:
Net assets, at value ..................................... $1,193,546 $— $113,848,752
Shares outstanding ...................................... 79,646 — 3,953,607
Net asset value and maximum offering price per share ........... $14.99 $— $28.80
Class R6:
Net assets, at value ..................................... $90,566,902 $2,439,447 $565,153,951
Shares outstanding ...................................... 5,859,394 105,245 18,729,903
Net asset value and maximum offering price per share ........... $15.46 $23.18 $30.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $694,451,543 $2,605,819,612 $5,602,997,743
Cost - Non-controlled affiliates (Note 3 f and 12 ) ................. — 128,965,816 4,804,678
Value - Unaffiliated issuers (Includes securities loaned of $—,
$104,000 and $—, respectively) ............................ $780,458,945 $2,553,500,766 $6,938,398,682
Value - Non-controlled affiliates (Note 3 f and 12 ) ................ — 125,032,407 230,733
Cash .................................................. 20,402 1,346,054 802,896
Foreign currency, at value (cost $1,330,741, $3,247,530 and $–, respectively) ............................................ 1,334,580 3,250,076 —
Receivables:
Investment securities sold ................................. 10,889,393 27,564,723 11,540,038
Capital shares sold ...................................... 19,767 222,081 908,313
Dividends and interest ................................... 3,015,406 15,388,828 14,566,190
European Union tax reclaims (Note 1 i ) ....................... 3,156,319 294,429 663,736
Deposits with brokers for:
Securities sold short ................................... — 89,451,638 —
Futures contracts ...................................... 61,184 970,870 861,750
Variation margin on futures contracts ......................... 21,804 — —
Due from custodian ...................................... — 4,000 —
Unrealized appreciation on OTC forward exchange contracts ........ — 232,157 35,303
Total assets ........................................ 798,977,800 2,817,258,029 6,968,007,641
Liabilities:
Payables:
Investment securities purchased ............................ 19,691,372 93,850,101 55,753,680
Capital shares redeemed ................................. 1,015,336 1,948,250 4,845,364
Management fees ....................................... 488,471 1,439,792 3,708,541
Distribution fees ........................................ 65,631 142,804 663,207
Transfer agent fees ...................................... 138,604 332,273 1,057,654
Trustees' fees and expenses ............................... 79,223 127,850 456,041
IRS closing agreement payments for European Union tax reclaims
(Note 1 i ) .............................................. 5,965,205 — —
Variation margin on futures contracts ......................... — 203,581 167,075
Securities sold short, at value (proceeds $–, $78,588,919 and $– , respectively ) ............................................ — 89,677,600 —
Options written, at value (premiums received $–, $2,518,115 and $–, respectively) ............................................ — 4,421,750 —
Unrealized depreciation on OTC forward exchange contracts ........ — 516,079 394,712
Payable upon return of securities loaned (Note 1 g ) ................ — 104,000 —
Accrued expenses and other liabilities ......................... 185,419 298,060 570,892
Total liabilities ....................................... 27,629,261 193,062,140 67,617,166
Net assets, at value ............................... $771,348,539 $2,624,195,889 $6,900,390,475
Net assets consist of:
Paid-in capital ........................................... $789,966,094 $3,206,336,210 $5,489,663,232
Total distributable earnings (losses) ........................... (18,617,555) (582,140,321) 1,410,727,243
Net assets, at value ............................... $771,348,539 $2,624,195,889 $6,900,390,475

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ..................................... $446,998,832 $1,981,681,448 $3,826,040,822
Shares outstanding ...................................... 19,227,851 151,419,790 158,704,612
Net asset value and maximum offering price per share ........... $23.25 $13.09 $24.11
Class A:
Net assets, at value ..................................... $278,113,848 $581,321,220 $2,589,681,953
Shares outstanding ...................................... 12,369,491 45,247,276 109,096,688
Net asset value per share
a
................................ $22.48 $12.85 $23.74
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $23.79 $13.60 $25.12
Class C:
Net assets, at value ..................................... $10,910,944 $28,668,840 $155,657,089
Shares outstanding ...................................... 477,493 2,244,964 6,577,654
Net asset value and maximum offering price per share
a
........... $22.85 $12.77 $23.66
Class R:
Net assets, at value ..................................... $747,880 $2,710,675 $39,417,695
Shares outstanding ...................................... 34,142 214,946 1,669,038
Net asset value and maximum offering price per share ........... $21.91 $12.61 $23.62
Class R6:
Net assets, at value ..................................... $34,577,035 $29,813,706 $289,592,916
Shares outstanding ...................................... 1,488,811 2,280,408 12,019,557
Net asset value and maximum offering price per share ........... $23.22 $13.07 $24.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Investment income:
Dividends: (net of foreign taxes of $1,214,840, $424,838 and $7,830,653, respectively)
Unaffiliated issuers ...................................... $46,239,818 $6,671,379 $132,430,534
Non-controlled affiliates (Note 3 f and 12 ) ...................... — 288 —
Interest:
Unaffiliated issuers ...................................... 1,976,442 402,071 7,980,927
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... — (349) —
Non-controlled affiliates (Note 3 f ) ........................... — 420 —
Other income (Note 1 i ) ..................................... 2,558,208 3,843 64,137
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 i ) ............................................... — (3,765) (212,868)
Total investment income ................................. 50,774,468 7,073,887 140,262,730
Expenses:
Management fees (Note 3 a ) ................................. 10,029,335 1,528,343 36,718,020
Distribution fees: (Note 3c )
    Class A .............................................. 1,017,685 276,419 6,133,148
    Class C .............................................. 91,202 82,832 1,055,641
    Class R .............................................. 3,288 — 280,152
Transfer agent fees: (Note 3e )
    Class Z .............................................. 781,877 58,506 1,566,730
    Class A .............................................. 310,987 118,327 2,600,316
    Class C .............................................. 6,966 8,883 111,995
    Class R .............................................. 502 — 59,392
    Class R6 ............................................. 15,891 1,502 74,197
Custodian fees (Note 4 ) .................................... 31,002 4,485 145,852
Reports to shareholders fees ................................ 76,278 26,129 462,857
Registration and filing fees .................................. 61,835 32,555 177,279
Professional fees ......................................... 63,863 57,392 79,770
Trustees' fees and expenses ................................ 7,009 4,641 4,915
Dividends on securities sold short ............................ — — 112,200
Other .................................................. 67,970 20,994 173,854
Total expenses ....................................... 12,565,690 2,221,008 49,756,318
Expense reductions (Note 4 ) ............................. (37,663) (6,641) (156,116)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (6,786) (1,194) —
Net expenses ....................................... 12,521,241 2,213,173 49,600,202
Net investment income .............................. 38,253,227 4,860,714 90,662,528

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (71,835,748) (31,196,088) 199,510,539
Foreign currency transactions .............................. 358,286 39,615 (332,817)
Forward exchange contracts ............................... — (2,241,851) (8,797,338)
Futures contracts ....................................... — (156,141) (2,625,186)
Securities sold short ..................................... — — 1,135,336
Net realized gain (loss) ................................ (71,477,462) (33,554,465) 188,890,534
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 250,055,680 15,949,235 595,925,768
Non-controlled affiliates (Note 3 f and 12 ) .................... — (18,484) —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 154,903 18,275 (35,946)
Forward exchange contracts ............................... — 1,641,086 33,970,935
Futures contracts ....................................... — (111,214) (668,161)
Net change in unrealized appreciation (depreciation) .......... 250,210,583 17,478,898 629,192,596
Net realized and unrealized gain (loss) .......................... 178,733,121 (16,075,567) 818,083,130
Net increase (decrease) in net assets resulting from operations ........ $216,986,348 $(11,214,853) $908,745,658

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,334,114, $1,130,429 and
$1,022,441, respectively)
Unaffiliated issuers ...................................... $14,925,722 $22,705,291 $66,177,699
Interest:
Unaffiliated issuers:
Paid in cash .......................................... 676,349 38,243,284 26,521,045
Non-controlled affiliates (Note 12) :
Payment-in-kind ....................................... — 9,707,793 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,644 1,343 —
Non-controlled affiliates (Note 3 f ) ........................... — 8,613 —
Other income (Note 1 i ) ..................................... 31,733 3,140 6,081
Total investment income ................................. 15,635,448 70,669,464 92,704,825
Expenses:
Management fees (Note 3 a ) ................................. 3,194,327 9,067,185 22,828,972
Distribution fees: (Note 3c )
    Class A .............................................. 334,705 753,291 3,228,939
    Class C .............................................. 66,785 154,943 785,868
    Class R .............................................. 2,135 6,917 96,628
Transfer agent fees: (Note 3e )
    Class Z .............................................. 200,451 668,546 1,300,838
    Class A .............................................. 123,210 199,573 888,488
    Class C .............................................. 6,193 10,261 54,072
    Class R .............................................. 398 916 13,291
    Class R6 ............................................. 5,739 8,526 31,235
Custodian fees (Note 4 ) .................................... 25,366 19,770 25,104
Reports to shareholders fees ................................ 46,425 87,792 214,273
Registration and filing fees .................................. 80,971 66,650 141,161
Professional fees ......................................... 63,897 68,211 77,628
Trustees' fees and expenses ................................ 6,379 3,839 648
Dividends and interest on securities sold short ................... — 855,545 90,360
Other .................................................. 50,365 61,596 120,182
Total expenses ....................................... 4,207,346 12,033,561 29,897,687
Expense reductions (Note 4 ) ............................. (23,278) (25,285) (36,417)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (20,534) (6,037) —
Net expenses ....................................... 4,163,534 12,002,239 29,861,270
Net investment income .............................. 11,471,914 58,667,225 62,843,555

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (10,403,891) (283,298,303) (96,656,596)
Written options ......................................... — 1,607,726 —
Foreign currency transactions .............................. (272,415) 515,956 138,360
Forward exchange contracts ............................... (5,443,911) (3,447,201) (5,485,193)
Futures contracts ....................................... (3,678,651) (624,345) (597,425)
Securities sold short ..................................... — 6,136,881 914,358
Net realized gain (loss) ................................ (19,798,868) (279,109,286) (101,686,496)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 78,737,494 245,842,214 396,989,559
Non-controlled affiliates (Note 3 f and 12 ) .................... — 9,042,960 (23,918)
Translation of other assets and liabilities denominated in foreign currencies ........................................... 132,545 6,568 73,794
Written options ......................................... — (1,619,335) —
Forward exchange contracts ............................... 1,788,975 1,714,881 3,738,410
Futures contracts ....................................... 881,722 (523,015) (599,362)
Securities sold short ..................................... — (8,505,328) —
Net change in unrealized appreciation (depreciation) .......... 81,540,736 245,958,945 400,178,483
Net realized and unrealized gain (loss) .......................... 61,741,868 (33,150,341) 298,491,987
Net increase (decrease) in net assets resulting from operations ........ $73,213,782 $25,516,884 $361,335,542

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Beacon Fund Franklin Mutual Financial Services Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $38,253,227 $53,049,195 $4,860,714 $8,930,086
Net realized gain (loss) ............ (71,477,462) 196,576,867 (33,554,465) 27,683,862
Net change in unrealized appreciation
(depreciation) ................. 250,210,583 (682,590,820) 17,478,898 (60,365,040)
Net increase (decrease) in net
assets resulting from operations . 216,986,348 (432,964,758) (11,214,853) (23,751,092)
Distributions to shareholders:
Class Z ........................ — (190,112,808) — (2,688,217)
Class A ........................ — (74,167,735) — (4,824,183)
Class C ........................ — (1,592,139) — (212,982)
Class R ........................ — (120,118) — —
Class R6 ....................... — (9,621,951) — (50,005)
Total distributions to shareholders ..... — (275,614,751) — (7,775,387)
Capital share transactions: (Note 2 )
Class Z ........................ (90,886,036) (15,446,542) (5,372,120) (4,430,932)
Class A ........................ (36,991,576) 2,759,223 (14,536,652) (8,336,278)
Class C ........................ (2,348,057) (3,987,241) (3,073,710) (5,252,310)
Class R ........................ (231,201) 230,991 — —
Class R6 ....................... (19,123,910) (20,790,639) 357,893 (732,681)
Total capital share transactions ....... (149,580,780) (37,234,208) (22,624,589) (18,752,201)
Net increase (decrease) in net
assets ..................... 67,405,568 (745,813,717) (33,839,442) (50,278,680)
Net assets:
Beginning of period ................ 2,930,683,028 3,676,496,745 365,773,786 416,052,466
End of period ..................... $2,998,088,596 $2,930,683,028 $331,934,344 $365,773,786

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Global Discovery Fund Franklin Mutual International Value Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $90,662,528 $164,656,225 $11,471,914 $20,302,434
Net realized gain (loss) ............ 188,890,534 506,317,803 (19,798,868) 73,058,121
Net change in unrealized appreciation
(depreciation) ................. 629,192,596 (1,168,768,275) 81,540,736 (106,285,616)
Net increase (decrease) in net
assets resulting from operations . 908,745,658 (497,794,247) 73,213,782 (12,925,061)
Distributions to shareholders:
Class Z ........................ — (281,878,228) — (13,475,013)
Class A ........................ — (468,308,648) — (7,954,672)
Class C ........................ — (20,215,814) — (329,499)
Class R ........................ — (10,672,271) — (16,953)
Class R6 ....................... — (51,982,564) — (1,108,946)
Total distributions to shareholders ..... — (833,057,525) — (22,885,083)
Capital share transactions: (Note 2 )
Class Z ........................ (127,024,256) (52,974,974) (9,661,798) (21,426,384)
Class A ........................ (224,094,154) (120,252,374) (3,903,271) (14,180,394)
Class C ........................ (45,029,471) (75,739,833) (5,554,623) (8,053,154)
Class R ........................ (7,493,297) (9,685,704) 11,544 6,556
Class R6 ....................... (18,875,536) (46,371,609) (2,190,068) (1,105,043)
Total capital share transactions ....... (422,516,714) (305,024,494) (21,298,216) (44,758,419)
Net increase (decrease) in net
assets ..................... 486,228,944 (1,635,876,266) 51,915,566 (80,568,563)
Net assets:
Beginning of period ................ 8,463,406,603 10,099,282,869 719,432,973 800,001,536
End of period ..................... $8,949,635,547 $8,463,406,603 $771,348,539 $719,432,973

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $58,667,225 $105,469,872 $62,843,555 $118,842,776
Net realized gain (loss) ............ (279,109,286) 348,426,533 (101,686,496) 503,364,261
Net change in unrealized appreciation
(depreciation) ................. 245,958,945 (674,931,243) 400,178,483 (1,245,489,698)
Net increase (decrease) in net
assets resulting from operations . 25,516,884 (221,034,838) 361,335,542 (623,282,661)
Distributions to shareholders:
Class Z ........................ — (75,629,406) — (351,898,805)
Class A ........................ — (21,616,265) — (237,824,169)
Class C ........................ — (870,932) — (12,939,673)
Class R ........................ — (121,099) — (3,434,282)
Class R6 ....................... — (1,210,033) — (26,928,459)
Total distributions to shareholders ..... — (99,447,735) — (633,025,388)
Capital share transactions: (Note 2 )
Class Z ........................ (85,941,067) (110,831,935) (161,307,954) (231,177,795)
Class A ........................ (41,010,901) (34,031,376) (146,526,353) (56,625,234)
Class C ........................ (4,550,657) (7,073,962) (10,073,374) (6,041,214)
Class R ........................ (1,052,509) 1,714,206 (1,331,577) (3,864,289)
Class R6 ....................... (2,616,621) (3,345,837) (12,335,543) (32,819,611)
Total capital share transactions ....... (135,171,755) (153,568,904) (331,574,801) (330,528,143)
Net increase (decrease) in net
assets ..................... (109,654,871) (474,051,477) 29,760,741 (1,586,836,192)
Net assets:
Beginning of period ................ 2,733,850,760 3,207,902,237 6,870,629,734 8,457,465,926
End of period ..................... $2,624,195,889 $2,733,850,760 $6,900,390,475 $6,870,629,734

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class Z, Class A, Class C, Class R, & Class R6
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
a
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
Class Z, Class A, Class C, & Class R6
Franklin Mutual Financial Services Fund
a
Effective May 1, 2023, Franklin Mutual European Fund was renamed Franklin
Mutual International Value Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At June 30, 2023, certain or all Funds had OTC derivatives
in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2023, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Mutual Financial
Services Fund $– $–
Franklin Mutual Global Discovery
Fund $– $–
Franklin Mutual Quest Fund $337,499 $162,755
Franklin Mutual Shares Fund $359,409 $203,055
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At
June 30, 2023, Franklin Mutual Beacon Fund had no futures
contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. At
June 30, 2023, Franklin Mutual Beacon Fund and Franklin
Mutual International Value Fund had no forward exchange
contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2023, Franklin Mutual Beacon Fund, Franklin Mutual
Financial Services Fund, Franklin Mutual Global Discovery
Fund, Franklin Mutual International Value Fund and Franklin
Mutual Shares Fund had no options.
See Note 11 regarding other derivative information.
e. Restricted Cash
At June 30, 2023, certain or all Funds held restricted cash in connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statements of Assets and Liabilities.
f. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June
30, 2023, Franklin Mutual Beacon Fund, Franklin Mutual
Financial Services Fund, Franklin Mutual Global Discovery
Fund, Franklin Mutual International Value Fund and Franklin
Mutual Shares Fund had no securities sold short.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
Collateral
Received
Franklin Mutual Financial Services Fund $79,057
Franklin Mutual Global Discovery Fund $15,653,419
Franklin Mutual Quest Fund $–
Franklin Mutual Shares Fund $–
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or
uninvested cash as included in due from custodian in the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2023, Franklin Mutual
Beacon Fund, Franklin Mutual Financial Services Fund,
Franklin Mutual Global Discovery Fund, Franklin Mutual
International Value Fund and Franklin Mutual Shares Fund
had no securities on loan.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank, the London Interbank Offered Rate
(LIBOR) or the Senior Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated
tax liability on behalf of the Funds' shareholders. Franklin
Mutual Financial Services Fund and Franklin Mutual Global
Discovery Fund previously determined to enter into a closing agreement with the IRS and recorded any adjustments to
estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
based on its technical merits. As of June 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Certain or
all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At June 30 , 202 3 , there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
1
Franklin Mutual Beacon Fund
Franklin Mutual Financial
Services Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2023
Shares sold ................................... 2,586,384 $38,949,166 416,252 $9,882,636
Shares redeemed ............................... (8,631,946) (129,835,202) (648,074) (15,254,756)
Net increase (decrease) .......................... (6,045,562) $(90,886,036) (231,822) $(5,372,120)
Year ended December 31, 2022
Shares sold ................................... 4,518,425 $72,353,692 549,487 $13,771,776
Shares issued in reinvestment of distributions .......... 12,611,801 177,940,210 109,208 2,552,205
Shares redeemed ............................... (16,880,382) (265,740,444) (863,058) (20,754,913)
Net increase (decrease) .......................... 249,844 $(15,446,542) (204,363) $(4,430,932)
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 2,637,020 $38,797,989 499,125 $11,515,755
Shares redeemed ............................... (5,124,162) (75,789,565) (1,132,856) (26,052,407)
Net increase (decrease) .......................... (2,487,142) $(36,991,576) (633,731) $(14,536,652)
Year ended December 31, 2022
Shares sold
a
................................... 3,950,838 $62,998,373 1,404,392 $35,638,190
Shares issued in reinvestment of distributions .......... 5,184,904 72,072,434 199,079 4,668,407
Shares redeemed ............................... (8,517,905) (132,311,584) (2,030,320) (48,642,875)
Net increase (decrease) .......................... 617,837 $2,759,223 (426,849) $(8,336,278)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 190,499 $2,827,166 51,254 $1,171,230
Shares redeemed
a
.............................. (346,131) (5,175,223) (184,108) (4,244,940)
Net increase (decrease) .......................... (155,632) $(2,348,057) (132,854) $(3,073,710)
Year ended December 31, 2022
Shares sold ................................... 162,368 $2,643,400 145,932 $3,719,658
Shares issued in reinvestment of distributions .......... 113,683 1,581,132 9,028 210,721
Shares redeemed
a
.............................. (519,947) (8,211,773) (387,486) (9,182,689)
Net increase (decrease) .......................... (243,896) $(3,987,241) (232,526) $(5,252,310)
Class R

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
Franklin Mutual Financial
Services Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 11,740 $169,038 — $—
Shares redeemed ............................... (27,260) (400,239) — —
Net increase (decrease) .......................... (15,520) $(231,201) — $—
Six Months ended December 31, 2022
Shares sold ................................... 11,936 $185,508 — $—
Shares issued in reinvestment of distributions .......... 8,778 120,118 — —
Shares redeemed ............................... (4,829) (74,635) — —
Net increase (decrease) .......................... 15,885 $230,991 — $—
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 776,521 $11,366,535 98,129 $2,372,109
Shares redeemed ............................... (1,967,895) (30,490,445) (80,210) (2,014,216)
Net increase (decrease) .......................... (1,191,374) $(19,123,910) 17,919 $357,893
Year ended December 31, 2022
Shares sold ................................... 844,073 $13,800,081 31,598 $790,271
Shares issued in reinvestment of distributions .......... 678,737 9,575,351 2,125 50,005
Shares redeemed ............................... (2,894,436) (44,166,071) (62,999) (1,572,957)
Net increase (decrease) .......................... (1,371,626) $(20,790,639) (29,276) $(732,681)
Franklin Mutual Global
Discovery Fund
Franklin Mutual International
Value Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2023
Shares sold ................................... 3,131,538 $90,451,605 1,197,738 $26,605,704
Shares redeemed ............................... (7,554,392) (217,475,861) (1,622,303) (36,267,502)
Net increase (decrease) .......................... (4,422,854) $(127,024,256) (424,565) $(9,661,798)
Year ended December 31, 2022
Shares sold ................................... 4,894,660 $146,445,586 5,006,874 $107,549,542
Shares issued in reinvestment of distributions .......... 9,606,859 258,820,963 607,689 12,330,793
Shares redeemed ............................... (15,602,455) (458,241,523) (6,848,287) (141,306,719)
Net increase (decrease) .......................... (1,100,936) $(52,974,974) (1,233,724) $(21,426,384)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual Global
Discovery Fund
Franklin Mutual International
Value Fund
Shares Amount Shares Amount
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 8,342,644 $233,810,724 948,218 $20,539,041
Shares redeemed ............................... (16,307,533) (457,904,878) (1,132,266) (24,442,312)
Net increase (decrease) .......................... (7,964,889) $(224,094,154) (184,048) $(3,903,271)
Year ended December 31, 2022
Shares sold
a
................................... 9,521,128 $277,104,275 1,143,930 $23,416,157
Shares issued in reinvestment of distributions .......... 17,470,833 457,401,627 385,864 7,567,616
Shares redeemed ............................... (29,745,785) (854,758,276) (2,238,008) (45,164,167)
Net increase (decrease) .......................... (2,753,824) $(120,252,374) (708,214) $(14,180,394)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 770,702 $21,586,851 48,997 $1,078,069
Shares redeemed
a
.............................. (2,361,345) (66,616,322) (300,891) (6,632,692)
Net increase (decrease) .......................... (1,590,643) $(45,029,471) (251,894) $(5,554,623)
Year ended December 31, 2022
Shares sold ................................... 657,450 $19,234,736 57,998 $1,215,483
Shares issued in reinvestment of distributions .......... 770,098 20,104,071 16,514 323,733
Shares redeemed
a
.............................. (3,957,748) (115,078,640) (466,964) (9,592,370)
Net increase (decrease) .......................... (2,530,200) $(75,739,833) (392,452) $(8,053,154)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 242,456 $6,701,042 56,632 $1,158,180
Shares redeemed ............................... (513,196) (14,194,339) (53,789) (1,146,636)
Net increase (decrease) .......................... (270,740) $(7,493,297) 2,843 $11,544
Year ended December 31, 2022
Shares sold ................................... 391,507 $11,216,698 11,242 $218,562
Shares issued in reinvestment of distributions .......... 414,590 10,657,235 886 16,953
Shares redeemed ............................... (1,096,319) (31,559,637) (11,636) (228,959)
Net increase (decrease) .......................... (290,222) $(9,685,704) 492 $6,556
Class R6
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 1,765,572 $49,814,404 192,791 $4,247,489
Shares redeemed ............................... (2,376,421) (68,689,940) (286,548) (6,437,557)
Net increase (decrease) .......................... (610,849) $(18,875,536) (93,757) $(2,190,068)
Year ended December 31, 2022
Shares sold ................................... 2,373,607 $70,078,122 199,706 $4,124,439
Shares issued in reinvestment of distributions .......... 1,588,180 42,784,151 11,098 225,059
Shares redeemed ............................... (5,311,125) (159,233,882) (264,096) (5,454,541)
Net increase (decrease) .......................... (1,349,338) $(46,371,609) (53,292) $(1,105,043)
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2023
Shares sold ................................... 4,505,571 $58,668,283 2,612,559 $60,943,904
Shares redeemed ............................... (11,054,245) (144,609,350) (9,512,061) (222,251,858)
Net increase (decrease) .......................... (6,548,674) $(85,941,067) (6,899,502) $(161,307,954)
Year ended December 31, 2022
Shares sold ................................... 9,784,272 $141,281,538 8,798,481 $213,065,039
Shares issued in reinvestment of distributions .......... 5,582,185 71,608,119 13,845,004 313,006,127
Shares redeemed ............................... (23,183,656) (323,721,592) (31,157,436) (757,248,961)
Net increase (decrease) .......................... (7,817,199) $(110,831,935) (8,513,951) $(231,177,795)
Class A
Class A Shares:
Six Months ended June 30, 2023
Shares sold
a
................................... 2,752,182 $34,669,822 4,784,295 $108,560,218
Shares redeemed ............................... (5,944,207) (75,680,723) (11,138,285) (255,086,571)
Net increase (decrease) .......................... (3,192,025) $(41,010,901) (6,353,990) $(146,526,353)
Year ended December 31, 2022
Shares sold
a
................................... 4,854,484 $67,636,417 5,456,941 $135,249,494
Shares issued in reinvestment of distributions .......... 1,674,995 21,117,918 10,408,356 231,619,673
Shares redeemed ............................... (8,979,450) (122,785,711) (17,268,207) (423,494,401)
Net increase (decrease) .......................... (2,449,971) $(34,031,376) (1,402,910) $(56,625,234)
Class C
Class C Shares:
Six Months ended June 30, 2023
Shares sold ................................... 252,972 $3,172,843 655,366 $15,030,181
Shares redeemed
a
.............................. (607,086) (7,723,500) (1,091,246) (25,103,555)
Net increase (decrease) .......................... (354,114) $(4,550,657) (435,880) $(10,073,374)
Year ended December 31, 2022
Shares sold ................................... 334,623 $4,632,285 1,322,415 $32,820,116
Shares issued in reinvestment of distributions .......... 68,787 865,760 583,262 12,902,802
Shares redeemed
a
.............................. (925,818) (12,572,007) (2,093,687) (51,764,132)
Net increase (decrease) .......................... (522,408) $(7,073,962) (188,010) $(6,041,214)
Class R
Class R Shares:
Six Months ended June 30, 2023
Shares sold ................................... 30,438 $379,267 106,133 $2,421,225
Shares redeemed ............................... (112,986) (1,431,776) (163,621) (3,752,802)
Net increase (decrease) .......................... (82,548) $(1,052,509) (57,488) $(1,331,577)
Year ended December 31, 2022
Shares sold ................................... 278,639 $3,958,251 159,279 $3,993,747
Shares issued in reinvestment of distributions .......... 9,769 121,099 155,234 3,434,257
Shares redeemed ............................... (180,023) (2,365,144) (458,550) (11,292,293)
Net increase (decrease) .......................... 108,385 $1,714,206 (144,037) $(3,864,289)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Financial Services Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Quest Fund Franklin Mutual Shares Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2023
Shares sold ................................... 219,320 $2,857,246 386,009 $8,837,083
Shares redeemed ............................... (418,971) (5,473,867) (902,780) (21,172,626)
Net increase (decrease) .......................... (199,651) $(2,616,621) (516,771) $(12,335,543)
Year ended December 31, 2022
Shares sold ................................... 480,288 $6,781,496 506,509 $12,677,849
Shares issued in reinvestment of distributions .......... 93,655 1,200,472 1,191,226 26,903,261
Shares redeemed ............................... (813,586) (11,327,805) (2,905,856) (72,400,721)
Net increase (decrease) .......................... (239,643) $(3,345,837) (1,208,121) $(32,819,611)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Effective May 1, 2023, Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, Franklin Mutual International Value Fund paid fees, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion
Annualized Fee Rate Net Assets
0.875% Up to and including $1 billion
0.845% Over $1 billion, up to and including $2 billion
0.825% Over $2 billion, up to and including $5 billion
0.805% In excess of $5 billion
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Gross effective investment management fee rate ................... 0.675% 0.875% 0.841%
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate ................... 0.850% 0.675% 0.667%
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% —% 0.50%
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ................................................ 0.35% 0.35% 0.35%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $14,021 $6,652 $107,130
CDSC retained ............................................ $764 $2,191 $9,523
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $5,008 $11,890 $43,322
CDSC retained ............................................ $253 $1,681 $2,811
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Transfer agent fees ......................................... $469,519 $98,782 $1,825,287
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees ......................................... $151,426 $471,973 $1,156,311
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2023, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Effective May 1, 2023, Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and Franklin Mutual Quest Fund, Investor
Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed
0.02% based on the average net assets of the class until April 30, 2024.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $3,000 $467,000 $(470,000) $— $— $— — $420
Total Affiliated Securities ... $3,000 $467,000 $(470,000) $— $— $— $420
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $11,946,000 $(11,846,000) $— $— $100,000 100,000 $8,613
Total Affiliated Securities ... $— $11,946,000 $(11,846,000) $— $— $100,000 $8,613
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund,
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statements of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2023, the Funds' projected benefit obligation and benefit payments under the Plan were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial Services
Fund
Franklin Mutual
Global Discovery
Fund
a
Projected benefit obligation at June 30, 2023 ..................... $71,203 $5,726 $457,167
b
Increase (decrease) in projected benefit obligation ................. $(92,285) $(11,842) $(276,285)
Benefit payments made to retired trustees ........................ $(4,497) $(535) $(13,159)
Franklin Mutual
International Value
Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at June 30, 2023 ..................... $79,049 $127,480 $453,446
b
Increase (decrease) in projected benefit obligation ................. $(21,911) $(89,223) $(228,753)
Benefit payments made to retired trustees ........................ $(1,129) $(4,089) $(10,384)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
a
Includes $ 2 , 936 , 881 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations.
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, derivative financial instruments and corporate actions.
Franklin Mutual
Financial
Services Fund
Franklin Mutual
Global Discovery
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ —
$—
Long term ............................................................... 22,550,737
 2,936,881
a
Total capital loss carryforwards .............................................. $22,550,737
$2,936,881
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $3,622,477
$56,142,413
Long term ...............................................................  101,543,973
 229,013,112
Total capital loss carryforwards .............................................. $105,166,450
$285,155,525
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
a a a a
Cost of investments ........................................ $2,404,948,235 $299,656,130 $7,183,013,286
Unrealized appreciation ...................................... $703,899,937 $59,920,365 $2,016,261,595
Unrealized depreciation ...................................... (82,981,266) (29,029,068) (203,478,803)
Net unrealized appreciation (depreciation) ........................ $620,918,671 $30,891,297 $1,812,782,792
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a a
Cost of investments ........................................ $698,367,661 $2,662,750,187 $5,617,461,349
Unrealized appreciation ...................................... $111,542,251 $185,737,228 $1,495,297,055
Unrealized depreciation ...................................... (29,459,644) (264,757,931) (174,701,103)
Net unrealized appreciation (depreciation) ........................ $82,082,607 $(79,020,703) $1,320,595,952

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2023, were as follows:
At June 30, 2023, in connection with securities lending transactions, Franklin Mutual Quest Fund loaned equity investments and received $104,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities. The agreements can be terminated at any time.
8. Credit Risk and Defaulted Securities
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At June 30, 2023, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $3,600,604, representing 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At June 30, 2023, Franklin Mutual Beacon Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery
Fund, Franklin Mutual International Value Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
9. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Franklin Mutual
Beacon Fund
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Purchases ............................................... $666,709,117 $45,233,214 $1,663,437,360
Sales ................................................... $790,071,401 $67,707,162 $2,029,511,843
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ............................................... $322,036,794 $1,302,228,264 $1,136,760,684
Sales ................................................... $326,197,271 $1,439,056,237 $1,627,359,363

Franklin Mutual Series Funds
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Semiannual Report
10. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 90,775
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $90,775
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,499 $ 121,809
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,499 $121,809
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 17,315,589
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 81,270
224,279 Sorenson Communications LLC, Membership Interests 4/01/22 — —
25,335,818
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 4/01/30 ............................. 4/01/22 - 6/30/23 25,260,28 1 23,856,504
104,434,858
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
4/01/30 .................................. 4/01/22 - 6/30/23 103,605,535 83,760,314
1 Tenerity , Inc. ............................... 1/31/22 204 48
48,380 Tenerity , Inc., 4/10/24 ......................... 5/11/17 6,590,959 798,156
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 15,443,468
Total Restricted Securities (Value is 5.4% of Net Assets) .............. $151,170,495 $141,255,349
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 230,733
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 18,342,152 20,202,751
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $23,146,830 $20,433,484

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Financial Services Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$—
Variation margin on futures
contracts
$148,426
a
Unrealized appreciation on OTC
forward exchange contracts
274,994
Unrealized depreciation on OTC
forward exchange contracts
131,497
Total .................... $274,994 $279,923
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
—
Variation margin on futures
contracts
3,674,731
a
Unrealized appreciation on OTC
forward exchange contracts
14,805,961
Unrealized depreciation on OTC
forward exchange contracts
563,696
Total .................... $14,805,961 $4,238,427
Franklin Mutual International Value Fund
Equity contracts ...........
Variation margin on futures
contracts
—
Variation margin on futures
contracts
8,677
a
Total .................... $— $8,677
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
—
Variation margin on futures
contracts
420,417
a
Unrealized appreciation on OTC
forward exchange contracts
232,157
Unrealized depreciation on OTC
forward exchange contracts
516,079
Equity contracts ...........
Investments in securities, at value 132,000
b
Options written, at value 4,421,750
Total .................... $364,157 $5,358,246
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
—
Variation margin on futures
contracts
212,705
a
Unrealized appreciation on OTC
forward exchange contracts
35,303
Unrealized depreciation on OTC
forward exchange contracts
394,712
Total .................... $35,303 $607,417
10. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended June 30, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Financial Services Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(156,141) Futures contracts $(111,214)
Forward exchange contracts (2,241,851) Forward exchange contracts 1,641,086
Total ....................... $(2,397,992) $1,529,872
Franklin Mutual Global Discovery Fund
Foreign exchange contracts .....
Futures contracts (2,625,186) Futures contracts (668,161)
Forward exchange contracts (8,797,338) Forward exchange contracts 33,970,935
Total ....................... $(11,422,524) $33,302,774
Franklin Mutual International Value Fund
Foreign exchange contracts .....
Futures contracts (3,774,764) Futures contracts 848,440
Forward exchange contracts (5,443,911) Forward exchange contracts 1,788,975
Equity Contracts ..............
Futures contracts 96,113 Futures contracts 33,282
Total ....................... $(9,122,562) $2,670,697
Franklin Mutual Quest Fund
Foreign exchange contracts .....
Futures contracts (624,345) Futures contracts (523,015)
Forward exchange contracts (3,447,201) Forward exchange contracts 1,714,881
Equity Contracts ..............
Investments (592,958)
a
Investments (132,765)
a
Written options 1,607,726 Written options (1,619,335)
Total ....................... $(3,056,778) $(560,234)
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended June 30, 2023, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2023, investments in “affiliated companies” were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(597,425) Futures contracts $(599,362)
Forward exchange contracts (5,485,193) Forward exchange contracts 3,738,410
Total ....................... $(6,082,618) $3,139,048
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin Mutual
Financial
Services Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International Value
Fund
Futures contracts .......................................... $ 12,722,104 $286,509,835
$ 83,467,353
Forward exchange contracts .................................. 50,278,960 629,196,966
126,770,773
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Futures contracts ........................................................... $40,316,112 $28,582,323
Forward exchange contracts ................................................... 97,187,464 89,991,180
Options ................................................................... 186,520,029 —
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp ... $ 136,791 $ — $ — $ — $ (18,484) $ 118,307 226,100 $ 288
11. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Mutual Financial Services Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $136,791 $— $— $— $(18,484) $118,307 $288
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B .......... $ 9,476,129 $ — $ — $ — $ 7,839,460 $ 17,315,589 106,532 $ —
Sorenson Communications
LLC, Membership Interests — — — — — — 224,279 —
Wayne Services Legacy,
Inc. ............... — — — — — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 4/01/30 ........ 23,170,071 630,904
a
— — 55,529 23,856,504 25,335,818 1,826,370
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 4/01/30 ......... 78,322,185 4,290,158
a
— — 1,147,971 83,760,314 104,434,858 7,881,423
Total Affiliated Securities
(Value is 4.8% of Net
Assets) ............ $110,968,385 $4,921,062 $— $— $9,042,960 $124,932,407 $9,707,793
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC ............... 254,651 — — — (23,918) 230,733 7,234,813 —
Wayne Services Legacy,
Inc. ............... — — — — — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
*
of Net
Assets) ............ $254,651 $— $— $— $(23,918) $230,733 $—
*
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2023, the
Funds did not use the Global Credit Facility.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 91,955,038 $ — $ 91,955,038
Air Freight & Logistics ................... 65,882,083 — — 65,882,083
Automobile Components ................. — — 90,775 90,775
Banks ............................... 126,680,858 167,052,231 — 293,733,089
Beverages ........................... — 100,478,928 — 100,478,928
Building Products ...................... 89,727,502 — — 89,727,502
Capital Markets ........................ 97,248,927 — — 97,248,927
Consumer Staples Distribution & Retail ...... — 60,255,320 — 60,255,320
Containers & Packaging ................. 67,039,321 — — 67,039,321
Diversified Telecommunication Services ..... — 94,190,940 — 94,190,940
Energy Equipment & Services ............. 70,119,291 — — 70,119,291
Entertainment ......................... 59,035,543 — — 59,035,543
Financial Services ...................... 83,600,525 — — 83,600,525
Health Care Equipment & Supplies ......... 119,316,649 — — 119,316,649
Health Care Providers & Services .......... 68,824,964 — — 68,824,964
Household Products .................... — 99,996,193 — 99,996,193
Insurance ............................ 93,157,510 — — 93,157,510
Interactive Media & Services .............. 88,128,975 — — 88,128,975
Machinery ............................ 91,911,366 — — 91,911,366
Media ............................... 97,147,323 — — 97,147,323
Metals & Mining ....................... — 70,174,508 — 70,174,508
Oil, Gas & Consumable Fuels ............. — 110,313,321 — 110,313,321
Personal Care Products ................. — 90,408,133 — 90,408,133
Pharmaceuticals ....................... 250,279,660 92,803,097 — 343,082,757
13. Credit Facility
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Retail REITs .......................... $ 66,070,378 $ — $ — $ 66,070,378
Software ............................. 56,532,887 — — 56,532,887
Textiles, Apparel & Luxury Goods .......... 62,357,417 92,905,495 — 155,262,912
Tobacco ............................. — 88,070,323 — 88,070,323
Trading Companies & Distributors .......... 86,611,425 — — 86,611,425
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 127,500,000 — 127,500,000
Total Investments in Securities ........... $1,739,672,604 $1,286,103,527
b
$90,775 $3,025,866,906
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 69,856,100 43,449,365 — 113,305,465
Capital Markets ........................ 8,783,698 8,996,012 — 17,779,710
Consumer Finance ..................... 10,868,534 — — 10,868,534
Financial Services ...................... 34,476,711 — — 34,476,711
Household Durables .................... 10,789,393 — — 10,789,393
Insurance ............................ 66,102,381 30,744,695 — 96,847,076
Office REITs .......................... 4,534,474 — — 4,534,474
Professional Services ................... 6,282,523 — — 6,282,523
Real Estate Management & Development .... 6,192,169 4,860,179 — 11,052,348
Trading Companies & Distributors .......... 8,216,122 — — 8,216,122
Short Term Investments ................... — 16,400,000 — 16,400,000
Total Investments in Securities ........... $226,102,105 $104,450,251
c
$— $330,552,356
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 274,994 $ — $ 274,994
Total Other Financial Instruments ......... $— $274,994 $— $274,994
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 131,497 $ — $ 131,497
Futures contracts ........................ 148,426 — — 148,426
Total Other Financial Instruments ......... $148,426 $131,497 $— $279,923
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 146,990,349 — 146,990,349
Automobile Components ................. — 179,563,045 121,809 179,684,854
Automobiles .......................... 183,854,466 — — 183,854,466
Banks ............................... 186,660,605 311,501,575 — 498,162,180
Biotechnology ......................... 71,527,650 — — 71,527,650
Building Products ...................... 155,520,487 — — 155,520,487
Capital Markets ........................ 143,492,413 — — 143,492,413
Chemicals ........................... — 194,370,612 — 194,370,612
Consumer Finance ..................... 197,881,719 — — 197,881,719
Consumer Staples Distribution & Retail ...... — 110,809,286 — 110,809,286
Diversified Telecommunication Services ..... — 234,221,852 — 234,221,852
Electrical Equipment .................... — 150,320,907 — 150,320,907
Energy Equipment & Services ............. 173,808,664 — — 173,808,664
Entertainment ......................... 315,991,345 — — 315,991,345
Financial Services ...................... 489,061,066 — — 489,061,066
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Food Products ........................ $ 159,868,250 $ 171,975,395 $ — $ 331,843,645
Health Care Equipment & Supplies ......... 199,454,083 — — 199,454,083
Health Care Providers & Services .......... 485,196,678 164,772,680 — 649,969,358
Household Durables .................... 130,593,084 — — 130,593,084
Household Products .................... — 140,468,692 — 140,468,692
Industrial Conglomerates ................ — 136,041,530 — 136,041,530
Insurance ............................ 313,070,718 172,667,863 — 485,738,581
Interactive Media & Services .............. 136,471,043 — — 136,471,043
IT Services ........................... — 173,901,505 — 173,901,505
Machinery ............................ 149,443,046 — — 149,443,046
Media ............................... 187,425,194 — — 187,425,194
Metals & Mining ....................... — 133,169,488 — 133,169,488
Oil, Gas & Consumable Fuels ............. 165,026,225 356,582,550 — 521,608,775
Personal Care Products ................. — 167,633,022 — 167,633,022
Pharmaceuticals ....................... 493,450,073 171,088,367 — 664,538,440
Real Estate Management & Development .... 166,689,798 — — 166,689,798
Semiconductors & Semiconductor Equipment . 79,086,944 159,610,453 — 238,697,397
Software ............................. 135,463,458 — — 135,463,458
Technology Hardware, Storage & Peripherals . — 172,063,986 — 172,063,986
Tobacco ............................. — 169,202,840 — 169,202,840
Trading Companies & Distributors .......... 296,589,942 — — 296,589,942
Corporate Bonds ........................ — 44,970,965 — 44,970,965
Senior Floating Rate Interests ............... — 75,083,412 — 75,083,412
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 232,469,410 — 232,469,410
Total Investments in Securities ........... $5,015,626,951 $3,969,479,784
d
$121,809 $8,985,228,544
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 14,805,961 $ — $ 14,805,961
Total Other Financial Instruments ......... $— $14,805,961 $— $14,805,961
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 563,696 $ — $ 563,696
Futures contracts ........................ 3,674,731 — — 3,674,731
Total Other Financial Instruments ......... $3,674,731 $563,696 $— $4,238,427
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 33,695,993 — 33,695,993
Automobile Components ................. — 33,974,746 — 33,974,746
Banks ............................... — 88,878,443 — 88,878,443
Beverages ........................... — 27,106,141 — 27,106,141
Capital Markets ........................ — 14,216,196 — 14,216,196
Chemicals ........................... — 22,137,566 — 22,137,566
Consumer Staples Distribution & Retail ...... — 19,268,977 — 19,268,977
Diversified Telecommunication Services ..... — 51,891,889 — 51,891,889
Electrical Equipment .................... — 8,974,183 — 8,974,183
Electronic Equipment, Instruments &
Components .......................... — 17,932,096 — 17,932,096
Food Products ........................ — 11,113,852 — 11,113,852
Health Care Equipment & Supplies ......... — 15,651,087 — 15,651,087
Health Care Providers & Services .......... — 16,915,874 — 16,915,874
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Durables .................... $ — $ 18,636,702 $ — $ 18,636,702
Household Products .................... — 7,251,382 — 7,251,382
Independent Power and Renewable Electricity
Producers ............................ — 14,168,174 — 14,168,174
Industrial Conglomerates ................ — 16,051,596 — 16,051,596
Insurance ............................ — 38,956,729 — 38,956,729
Interactive Media & Services .............. — 11,277,692 — 11,277,692
IT Services ........................... — 15,820,262 — 15,820,262
Machinery ............................ — 21,540,541 — 21,540,541
Metals & Mining ....................... — 23,268,470 — 23,268,470
Oil, Gas & Consumable Fuels ............. 12,287,440 50,587,622 — 62,875,062
Personal Care Products ................. — 12,570,804 — 12,570,804
Pharmaceuticals ....................... — 37,452,229 — 37,452,229
Semiconductors & Semiconductor Equipment . — 16,323,002 — 16,323,002
Software ............................. 15,447,868 — — 15,447,868
Technology Hardware, Storage & Peripherals . — 25,786,379 — 25,786,379
Textiles, Apparel & Luxury Goods .......... — 21,834,968 — 21,834,968
Tobacco ............................. — 13,487,305 — 13,487,305
Trading Companies & Distributors .......... 16,058,364 — — 16,058,364
Short Term Investments ................... — 29,894,373 — 29,894,373
Total Investments in Securities ........... $43,793,672 $736,665,273
e
$— $780,458,945
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 8,677 $ — $ — $ 8,677
..............................................................
Total Other Financial Instruments ......... $8,677 $— $— $8,677
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 28,328,849 — — 28,328,849
Automobile Components ................. — 28,253,140 81,270 28,334,410
Automobiles .......................... 29,327,271 — — 29,327,271
Banks ............................... 68,147,289 — — 68,147,289
Beverages ........................... — 26,749,945 — 26,749,945
Biotechnology ......................... 68,012,134 — — 68,012,134
Broadline Retail ....................... 13,002,511 — — 13,002,511
Chemicals ........................... 29,928,330 34,468,465 — 64,396,795
Communications Equipment .............. — — 17,315,589
a
17,315,589
Containers & Packaging ................. 30,292,313 — — 30,292,313
Diversified Telecommunication Services ..... — 28,444,592 15,443,468 43,888,060
Electric Utilities ........................ 52,085,095 — — 52,085,095
Energy Equipment & Services ............. 58,480,515 — — 58,480,515
Entertainment ......................... 97,716,996 — — 97,716,996
Financial Services ...................... 93,416,835 — — 93,416,835
Food Products ........................ — 12,946,824 — 12,946,824
Health Care Equipment & Supplies ......... 6,320,118 — — 6,320,118
Health Care Providers & Services .......... 152,044,722 15,229,573 — 167,274,295
Household Products .................... — 24,516,767 — 24,516,767
Independent Power and Renewable Electricity
Producers ............................ 9,086,975 — — 9,086,975
Insurance ............................ 120,657,951 101,518,285 — 222,176,236
Media ............................... 86,890,704 — 48 86,890,752
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ — $ 29,553,409 $ — $ 29,553,409
Office REITs .......................... 9,622,309 — — 9,622,309
Oil, Gas & Consumable Fuels ............. 84,641,423 47,169,722 — 131,811,145
Passenger Airlines ..................... 8,980,669 — — 8,980,669
Personal Care Products ................. — 15,429,748 — 15,429,748
Pharmaceuticals ....................... 96,110,249 25,467,906 — 121,578,155
Professional Services ................... 37,353,476 — — 37,353,476
Real Estate Management & Development .... 5,795,953 12,487,530 — 18,283,483
Semiconductors & Semiconductor Equipment . 12,527,178 — — 12,527,178
Software ............................. 81,802,834 — — 81,802,834
Specialized REITs ...................... 14,975,675 — — 14,975,675
Specialty Retail ........................ — — —
a
—
Tobacco ............................. — 75,856,449 — 75,856,449
Wireless Telecommunication Services ....... 2,401,557 — — 2,401,557
Rights ................................. — 652,279 — 652,279
Warrants :
Media ............................... — — 798,156 798,156
Wireless Telecommunication Services ....... 841,242 — — 841,242
Convertible Bonds ....................... — 7,120,000 — 7,120,000
Corporate Bonds ........................ — 278,004,404 — 278,004,404
Senior Floating Rate Interests ............... — 114,678,430 107,616,818 222,295,248
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... 132,000 — — 132,000
Short Term Investments ................... 100,000 359,707,183 — 359,807,183
Total Investments in Securities ........... $1,299,023,173 $1,238,254,651
f
$141,255,349 $2,678,533,173
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 232,157 $ — $ 232,157
Total Other Financial Instruments ......... $— $232,157 $— $232,157
Liabilities:
Other Financial Instruments:
Options written .......................... $ 4,421,750 $ — $ — $ 4,421,750
Securities Sold Short ..................... 89,677,600 — — 89,677,600
Forward exchange contracts ................ — 516,079 — 516,079
Futures contracts ........................ 420,417 — — 420,417
Total Other Financial Instruments ......... $94,519,767 $516,079 $— $95,035,846
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 102,371,468 — — 102,371,468
Automobile Components ................. — — 230,733 230,733
Automobiles .......................... 137,165,709 — — 137,165,709
Banks ............................... 347,217,750 — — 347,217,750
Biotechnology ......................... 56,850,440 — — 56,850,440
Building Products ...................... 141,176,949 — — 141,176,949
Capital Markets ........................ 118,567,832 — — 118,567,832
Consumer Finance ..................... 149,632,604 — — 149,632,604
Containers & Packaging ................. 111,109,022 — — 111,109,022
Diversified Telecommunication Services ..... — — 20,202,751 20,202,751
Electronic Equipment, Instruments &
Components .......................... 156,263,320 — — 156,263,320
Energy Equipment & Services ............. 161,589,573 — — 161,589,573
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Entertainment ......................... $ 280,738,809 $ — $ — $ 280,738,809
Financial Services ...................... 451,656,646 — — 451,656,646
Food Products ........................ 151,798,249 — — 151,798,249
Health Care Equipment & Supplies ......... 152,477,313 — — 152,477,313
Health Care Providers & Services .......... 370,816,927 — — 370,816,927
Household Durables .................... 129,322,640 — — 129,322,640
Insurance ............................ 238,639,939 — — 238,639,939
Interactive Media & Services .............. 207,975,164 — — 207,975,164
Machinery ............................ 149,748,837 — — 149,748,837
Media ............................... 272,854,594 — — 272,854,594
Metals & Mining ....................... 73,364,294 — — 73,364,294
Oil, Gas & Consumable Fuels ............. 287,491,494 123,333,748 — 410,825,242
Personal Care Products ................. 53,411,148 — — 53,411,148
Pharmaceuticals ....................... 404,352,265 124,351,419 — 528,703,684
Professional Services ................... 255,049,138 — — 255,049,138
Real Estate Management & Development .... 170,397,373 — — 170,397,373
Retail REITs .......................... 149,660,500 — — 149,660,500
Software ............................. 235,967,209 — — 235,967,209
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 156,938,954 — — 156,938,954
Tobacco ............................. — 136,809,659 — 136,809,659
Trading Companies & Distributors .......... 103,628,592 — — 103,628,592
Wireless Telecommunication Services ....... 125,480,315 — — 125,480,315
Corporate Bonds ........................ — 136,038,155 — 136,038,155
Senior Floating Rate Interests ............... — 144,066,745 — 144,066,745
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 349,881,138 — 349,881,138
Total Investments in Securities ........... $5,903,715,067 $1,014,480,864
g
$20,433,484 $6,938,629,415
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 35,303 $ — $ 35,303
Total Other Financial Instruments ......... $— $35,303 $— $35,303
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 394,712 $ — $ 394,712
Futures contracts ........................ 212,705 — — 212,705
Total Other Financial Instruments ......... $212,705 $394,712 $— $607,417
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,158,603,527, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $88,050,251, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $3,616,955,997, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
Includes foreign securities valued at $706,770,900, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $478,092,355, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $384,494,826, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the be ginning and/or end of the period . At  June 3 0 , 202 3 , the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 89,695 $ — $ — $ — $ — $ — $ — $ (8,425) $ 81,270 $ (8,425)
Communications
Equipment ........ 9,476,129
c
— — — — — — 7,839,460 17,315,589
c
7,839,460
Diversified
Telecommunication
Services .......... 15,568,639 1,161,706 — — — — — (1,286,877) 15,443,468 (1,286,877)
Media ........... 44 — — — — — — 4 48 4
Specialty Retail ..... —
c
— — — — — — — —
c
—
Warrants :
Diversified
Telecommunication
Services .......... 877,909 — (1,161,706) — — — — 283,797 — —
Media ........... 792,276 — — — — — — 5,880 798,156 5,880
Senior Floating Rate
Interests :
Communications
Equipment ........ 101,492,256 4,892,311 — — — 28,751 — 1,203,500 107,616,818 1,203,500
Companies in Liquidation :  —
c
 —  —  —  —  —  —  —  —
c
 —
Total Investments in
Securities ............ $128,296,948 $6,054,017 $(1,161,706) $— $— $28,751 $— $8,037,339 $141,255,349 $7,753,542
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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15. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $17,315,589 Market comparables Discount for lack of marketability
11.9% Decrease
EV/EBITDA multiple 6.7x Increase
EV/revenue multiple 1.7x Increase
Diversified Telecommunication Services 15,443,468 Market comparables Discount for lack of marketability
10.0% Decrease
EV/EBITDA multiple 4.0x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 107,616,818 Discounted cash flow Discount rate 10.8% - 11.3%
(11.2%)
Decrease
All Other Investments . . . . . . . . . 879,474
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $141,255,349
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
14. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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Board Approval of Investment
Management Agreements
FRANKLIN MUTUAL SERIES FUNDS
(Each series of such Trust, a “Fund”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act
of 1940 (hereinafter referred to as “independent trustees”), at an in person meeting held on May 23, 2023, unanimously
approved the renewal of each Fund’s investment
management agreement. Prior to a meeting of all of the
trustees for the purpose of considering such renewal, the
independent trustees participated in two other meetings
held in connection with the renewal process. Throughout the
process, the independent trustees received assistance and
advice from and met separately with independent counsel.
The independent trustees met with and interviewed officers
of the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Funds, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
each Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on each Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Funds’ investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the FT group and its activities
on behalf of other clients. The Board also reviewed and
considered an annual report on payments made by FT or the
Funds to financial intermediaries, as well as a memorandum
relating to third-party servicing arrangements.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing each Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to such Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by each Fund and how such instruments
are used to carry out each Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency

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purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity and liquidity risk management. The Board
also recognized management’s commitment to facilitating
Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES.
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment
approach and its long-term relationship with each Fund as
reasons that shareholders choose to invest, and remain
invested, in the Funds. The trustees reviewed each Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that each Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of
each Fund as well as other reports periodically furnished
to the Board covering matters such as the compliance of
portfolio managers and other management personnel with
the code of ethics covering the investment management
personnel, the adherence to fair value pricing procedures
established by the Board and the accuracy of net asset
value calculations. The Board noted the extent of the
benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange
investments between funds (same class) without a sales
charge, the ability to reinvest dividends from any of the
Funds into other funds and the right to combine holdings
of other funds to obtain reduced sales charges. The Board
considered the investment manager’s significant efforts
in developing and implementing compliance procedures
established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the
services to be provided under each Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties.
While such considerations directly affected the trustees’
decision in renewing each Fund’s transfer agent and
shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to
be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the
abilities of the management team to continue the disciplined value investment approach of each Fund and to provide
quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE.
The trustees reviewed and placed significant emphasis on
the investment performance of the Funds over the one-,
three-, five- and 10-year periods ended December 31, 2022.
They considered the history of performance of each Fund
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.

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The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with each Fund’s portfolio managers to
discuss performance and the management of such Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Funds. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed the
investment performance of each Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
Franklin Mutual Shares Fund. The comparable funds to the
Fund, as chosen by Lipper, included all retail and institutional multi-cap value funds. The Fund had total returns in the
second-lowest performing quintile for the one-year period
ended December 31, 2022, and had annualized total
returns for the three- and five-year periods in the lowest
performing quintile. The trustees noted that the Fund’s
total return on an annualized basis for the 10-year period
ended December 31, 2022 was also in the lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the one-, three-, five- and 10-year periods ended
December 31, 2022. While disappointed with the relative
underperformance of the Fund (despite the moderate
improvement for the one-year period ended December
31, 2022) the Board did not believe that any changes with
respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment
manager’s personnel and investment process. The Board
noted that it would continue to monitor future performance.
Franklin Mutual Global Discovery Fund. The comparable
funds to the Fund, as chosen by Lipper, included all retail
and institutional global multi-cap value funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2022, and had annualized total
returns for the three- and five-year periods in the second-
lowest performing quintile. The trustees noted that the
Fund’s total return on an annualized basis for the 10-year
period ended December 31, 2022 was also in the second-
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five- and 10-year periods
ended December 31, 2022. The Board was encouraged
by improved performance in 2022 and did not believe that
any changes with respect to the Fund were warranted at
the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment
process. The Board noted that it would continue to monitor
future performance.
Franklin Mutual International Value Fund (Formerly,
Franklin Mutual European Fund). The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional international multi-cap value funds. The Fund
had total returns in the best performing quintile for the one-
year period ended December 31, 2022, and had annualized
total returns for the three- and five-year periods in the best performing quintile. The trustees noted that the Fund’s
total return on an annualized basis for the 10-year period
ended December 31, 2022 was also in the best performing
quintile. The Board was satisfied with such comparative
performance; however, the Board noted that, due to changes
in the Fund, prior performance comparisons for International
Value may not reflect actual improvements to relative
Fund performance, but may be reflective of changes in its
benchmark and peer group.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that
the Fund had performed well in comparison to its various
benchmarks and in the context of the Fund’s goals.
Franklin Mutual Financial Services Fund. The comparable
funds to the Fund, as chosen by Lipper, included all retail
and institutional global financial services funds. The Fund
had total returns in the best performing quintile for the one-
year period ended December 31, 2022, had annualized total
returns for the three-year period in the middle performing
quintile, and had annualized total returns for the five-year period in the second-lowest performing quintile. The trustees noted that the Fund’s total return on an annualized basis
for the 10-year period ended December 31, 2022 was in
the middle performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative

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underperformance for the five-year period ended December
31, 2022. Taking into account such discussions, the Board
concluded that the Fund had performed in an acceptable
manner in the context of the Fund’s goals.
Franklin Mutual Quest Fund. The comparable funds to the
Fund, as chosen by Lipper, included all retail and institutional flexible portfolio funds. The Fund had total returns in the best performing quintile for the one-year period ended December
31, 2022, had annualized total returns for the three-year
period in the second-lowest performing quintile, and had
annualized total returns for the five-year period in the lowest performing quintile. The trustees noted that the Fund’s
total return on an annualized basis for the 10-year period
ended December 31, 2022 was in the middle performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the three- and five-year periods ended December 31,
2022. The Board was encouraged by improved performance
in 2022 and did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s
personnel and investment process. The Board noted that it
would continue to monitor future performance.
Franklin Mutual Beacon Fund. The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional global multi-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-
year period ended December 31, 2022, had annualized total
returns for the three-year period in the lowest performing
quintile, and had annualized total returns in the five-year
period in the middle performing quintile. The trustees noted
that the Fund’s total return on an annualized basis for the
10-year period ended December 31, 2022 was also in the
middle performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one- and three-year periods ended
December 31, 2022. While disappointed with the relative
underperformance of the Fund, the Board did not believe
that any changes with respect to the Fund were warranted at
the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment
process. The Board noted that it would continue to monitor
future performance.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY.
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to each Fund, the Board took into
account various factors including investment performance
and matters relating to Funds’ operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of each Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to each
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for each Fund’s Class A
shares.
Franklin Mutual Shares Fund. The Fund’s contractual
management fee rate was in the second-most expensive
quintile of its Lipper expense group and its total expenses
were in the middle quintile of such group. The Board was
satisfied with such comparative fees and expenses.
Franklin Mutual Global Discovery Fund. The Fund’s
contractual management fee rate was in the most expensive
quintile of its Lipper expense group and its total expenses
were in the second-most expensive quintile of such group.
The Board noted the continuation of a voluntary one-year
total expense cap on operating expenses (e.g., excluding

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12b-1 fees) of 100 basis points that was implemented
in 2021. The Board found such comparative fees and
expenses to be acceptable in view of factors relating to the
Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual International Value Fund. The Fund’s
contractual management fee rate was in the second-least
expensive quintile of its Lipper expense group and its
total expenses were in the middle quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
Franklin Mutual Financial Services Fund. The Fund’s
contractual management fee rate was in the most expensive
quintile of its Lipper expense group and its total expenses
were in the middle quintile of such group. The Board found
such comparative fees and expenses to be acceptable in
view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual Quest Fund. The Fund’s contractual
management fee rate was in the second-most expensive
quintile of its Lipper expense group and its total expenses
were in the second-least expensive quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
Franklin Mutual Beacon Fund. The Fund’s contractual
management fee rate was in the middle quintile of its Lipper expense group and its total expenses were in the least
expensive quintile of such group. The Board was satisfied
with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its
overall U.S. fund business, as well as profitability to each
Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund
during the 12-month period ended September 30, 2022, the
most recent fiscal year-end of FRI. The trustees reviewed
the basis on which such reports are prepared and the cost
allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each
be reasonable while producing different results. In this
respect, the Board noted that the reasonableness of the
cost allocation methodologies was reviewed by independent
accountants on an every other year basis.
The independent trustees met with management to
discuss the Profitability Study. This included, among other
things, a comparison of investment management income
with investment management expenses of each Fund;
comparison of underwriting revenues and expenses;
the relative relationship of investment management and
underwriting expenses; shareholder servicing profitability;
economies of scale; and the relative contribution of each
Fund to the profitability of the investment manager and its
parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs
incurred in establishing the infrastructure necessary to
operate the type of mutual fund operations conducted by it
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
each Fund, as well as the need to meet additional regulatory and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from the Funds’ operations, including
those derived from economies of scale, discussed below,
the allocation of each Fund’s brokerage and the use of
commission dollars to pay for research and other similar
services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality
and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the
investment manager and its affiliates as the Funds grow
larger and the extent to which they are shared with the
Funds’ shareholders, as for example, in the level of the
investment management fee charged, in the quality and
efficiency of services rendered and in increased capital
commitments benefiting the Funds directly or indirectly.
While recognizing that any precise determination is
inherently subjective, the trustees noted that, based upon
the Profitability Study, as some funds increase in size, at
some point economies of scale may result in the investment
manager realizing a larger profit margin on investment
management services provided to such a fund. The trustees
also noted that benefits of economies of scale will be shared with each Fund shareholders due to the decline in the
effective investment management fee rate as breakpoints
are achieved by such Fund.
The trustees noted that breakpoints had been instituted as
part of each Fund’s investment management fee and that
the Board regularly evaluates whether additional breakpoints are appropriate. For the Franklin Mutual Shares Fund
and Franklin Mutual Global Discovery Fund, the trustees
assessed the savings to shareholders resulting from such

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breakpoints and believed they were, and continue to be,
appropriate and they agreed to continue to monitor the
appropriateness of the breakpoints. For the Franklin
Mutual International Value Fund, Franklin Mutual Financial
Services Fund, Franklin Mutual Quest Fund and Franklin
Mutual Beacon Fund, the trustees believed the breakpoints
were, and continue to be, appropriate and they agreed to
continue to monitor the appropriateness of the breakpoints.
The trustees also considered the effects an increase in
assets under management would have on the investment
management fee and expense ratio of each Fund. To the
extent further economies of scale may be realized by the
investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits
with each Fund and its shareholders.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,

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shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MS S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Mutual Series Funds
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301 - (Class
A, C, R & R6)
(800) 448-FUND - (Class
Z)

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUTUAL SERIES FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023